                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q



             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number   811-8370
                                     --------

                                 McMorgan Funds
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)




              One Bush Street, Suite 800, San Francisco, CA 94104
     ----------------------------------------------------------------------
(Address of principal executive offices)              (Zip Code)

      Teresa Matzelle, One Bush Street, Suite 800, San Francisco, CA 94104
     ----------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-831-1994


Date of fiscal year end:  June 30
                          -------

Date of reporting period: September 30, 2005
                          ------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended September 30, 2005 is filed herewith.

PRINCIPAL PRESERVATION FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)

FIXED INCOME SECURITIES 100.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS 10.8%
                                                                              PRINCIPAL              AMORTIZED
                                                                                 AMOUNT                COST
                                                                         ------------------------------------------
Federal Home Loan Bank (Discount Note) -- 2.6%
3.76%, due 1/31/06                                                          $ 4,000,000                $ 3,949,085
                                                                                                  -----------------

Federal Home Loan Mortgage Corporation (Discount Note) -- 5.6%
3.21%, due 12/12/05                                                           2,000,000                  1,987,160
3.39%, due 10/4/05                                                            6,500,000                  6,498,163
                                                                                                  -----------------
                                                                                                         8,485,323
                                                                                                  -----------------
Federal National Mortgage Association (Discount Note) -- 2.6%
3.29%, due 11/1/05                                                            4,000,000                  3,988,668
                                                                                                  -----------------

Total U.S. Government Agency Obligations
   (Cost $16,423,076)                                                                                   16,423,076
                                                                                                  -----------------

COMMERCIAL PAPER -- 89.5%
Alcoa, Inc.
3.77%, due 10/25/05                                                           6,000,000                  5,984,920
American Express Credit Corp.
3.72%, due 10/21/05                                                           6,000,000                  5,987,600
ANZ National International, Ltd.
3.90%, due 12/12/05                                   (a)                     6,200,000                  6,151,640
BHP Billiton Finance USA, Ltd.
3.78%, due 10/27/05                                   (a)                     6,000,000                  5,983,620
BNP Paribas Finance, Inc.
3.72%, due 12/19/05                                                           6,000,000                  5,951,020
Cadbury Schweppes Finance PLC
3.61%, due 10/3/05                                    (a)                     1,400,000                  1,399,719
Comcast Corp.
3.85%, due 10/25/05                                   (a)                     1,500,000                  1,496,150
Countrywide Financial Corp.
3.83%, due 11/1/05                                                            3,000,000                  2,990,106
Credit Suisse First Boston USA, Inc.
3.73%, due 12/8/05                                    (a)                     2,600,000                  2,581,682
3.82%, due 12/20/05                                   (a)                     3,500,000                  3,470,289
DaimlerChrysler North America Holding Corp.
2.52%, due 10/14/05                                                           1,500,000                  1,498,635
Danske Corp.
3.78%, due 11/14/05                                                           4,300,000                  4,280,134
3.85%, due 1/17/06                                                            2,100,000                  2,075,745
Dow Jones & Co., Inc.
3.77%, due 10/26/05                                   (a)                     6,000,000                  5,984,292
Duke Energy Corp.
3.66%, due 10/4/05                                                            1,400,000                  1,399,573
Federated Retail Holdings, Inc.
3.81%, due 10/11/05                                   (a)                     1,400,000                  1,398,518


General Electric Capital Corp.
3.42%, due 10/25/05                                                           4,500,000                  4,489,740
HSBC USA, Inc.
3.81%, due 12/16/05                                                           6,000,000                  5,951,740
ING America Insurance Holdings, Inc.
3.46%, due 10/4/05                                                            3,000,000                  2,999,135
International Lease Finance Corp.
3.43%, due 10/25/05                                                           6,000,000                  5,986,280
L'Oreal USA, Inc.
3.74%, due 10/19/05                                   (a)                     6,000,000                  5,988,780
New York Times Co.
3.75%, due 10/14/05                                                           6,000,000                  5,991,875
Oracle Corp.
3.48%, due 10/4/05                                    (a)                     6,000,000                  5,998,260
Royal Bank of Scotland
3.76%, due 11/1/05                                                            6,000,000                  5,980,547
Shell International Finance BV
3.65%, due 11/8/05                                                            5,500,000                  5,478,810
Societe Generale North America, Inc.
3.68%, due 11/8/05                                                            4,065,000                  4,049,210
Target Corp.
3.87%, due 10/3/05                                                            1,612,000                  1,611,653
Torchmark Corp.
3.66%, due 10/5/05                                    (a)                     3,655,000                  3,653,514
3.77%, due 10/20/05                                   (a)                     2,500,000                  2,495,026
Total Capital SA
3.78%, due 10/6/05                                    (a)                     6,000,000                  5,996,850
United Technologies Corp.
3.83%, due 10/3/05                                                            5,110,000                  5,108,913
Xtra, Inc.
3.72%, due 10/3/05                                                            3,000,000                  2,999,380
3.76%, due 10/24/05                                                           3,000,000                  2,992,793
                                                                                                  -----------------

Total Commercial Paper
   (Cost $136,406,149)                                                                                 136,406,149
                                                                                                  -----------------

Total Fixed Income Securities
   (Cost $152,829,225)                                (b)                         100.3 %              152,829,225

Liabilities in Excess of
   Cash and Other Assets                                                           (0.3)                  (441,643)
                                                                         ---------------          -----------------

Net Assets                                                                        100.0 %             $152,387,582
                                                                         ===============          =================



(a) May be sold to institutional investors only. The total market value of these securities at September 30, 2005 is $52,598,340 which represents 34.5% of the Fund's net assets.
(b) At September 30, 2005, cost is identical for book and federal income tax purpose.

INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)

FIXED INCOME SECURITIES  101.3%
CORPORATE ASSET-BACKED  3.7%

                                                                               PRINCIPAL
                                                                                  AMOUNT                      VALUE
                                                                          ------------------------------------------
FINANCIALS -- 3.7%
Accredited Mortgage Loan Trust
Series 2005-2 Class A2A
3.93%, due 7/25/35                                    (a)(b)              $    1,369,785           $      1,369,493
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC2 Class A2A
3.92%, due 4/25/36                                    (a)(b)                     737,231                    737,266
Novastar Home Equity Loan
Series 2005-2 Class A2A
3.92%, due 10/25/35                                   (a)(b)                   2,198,608                  2,198,408
Soundview Home Equity Loan Trust
Series 2005-2 Class A1
3.93%, due 7/25/35                                    (a)(b)                   1,686,082                  1,685,739
                                                                                                   -----------------

Total Corporate Asset-Backed
   (Cost $5,991,706)                                                                                      5,990,906
                                                                                                   -----------------

CORPORATE BONDS  34.2%
CONSUMER DISCRETIONARY -- 4.6%
Cox Communications, Inc.
7.75%, due 11/1/10                                                             1,605,000                  1,776,042
DaimlerChrysler North American Holding Corp.
4.875%, due 6/15/10                                                              295,000                    289,106
7.30%, due 1/15/12                                                               880,000                    955,661
Office Depot, Inc.
6.25%, due 8/15/13                                                               865,000                    891,767
Tele-Communications, Inc.
9.80%, due 2/1/12                                                              1,475,000                  1,814,027
Time Warner, Inc.
9.125%, due 1/15/13                                                            1,460,000                  1,782,729
                                                                                                   -----------------
                                                                                                          7,509,332
                                                                                                   -----------------

CONSUMER STAPLES -- 0.7%
Safeway, Inc.
4.95%, due 8/16/10                                                             1,235,000                  1,206,463
                                                                                                   -----------------

ENERGY -- 2.0%
Anadarko Finance Corp.
6.75%, due 5/1/11                                                                465,000                    505,227
Dominion Resources, Inc.
8.125%, due 6/15/10                                                              520,000                    586,169
Kinder Morgan, Inc.
6.50%, due 9/1/12                                                                990,000                  1,059,850
Pacific Gas & Electric Co.
4.20%, due 3/1/11                                                                445,000                    429,445
Progress Energy, Inc.
7.10%, due 3/1/11                                                                695,000                    755,534
                                                                                                   -----------------
                                                                                                          3,336,225
                                                                                                   -----------------

FINANCIALS -- 22.5%
Aegon N.V.
4.75%, due 6/1/13                                                                610,000                    595,818
American General Finance Corp.
4.875%, due 7/15/12                                                              380,000                    374,670
Bank of America Corp.
5.875%, due 2/15/09                                                            1,100,000                  1,140,511
Bank One Corp.
5.90%, due 11/15/11                                                            1,970,000                  2,064,643
Capital One Financial Corp.
6.25%, due 11/15/13                                                              535,000                    565,995
Caterpillar Financial Services Corp.
4.30%, due 6/1/10                                                                880,000                    866,840
CIT Group, Inc.
5.75%, due 9/25/07                                                             1,920,000                  1,958,640
Citigroup, Inc.
5.625%, due 8/27/12                                                            1,590,000                  1,652,811
Credit Suisse First Boston USA, Inc.
4.875%, due 8/15/10                                                            1,540,000                  1,541,090
EOP Operating LP
6.763%, due 6/15/07                                                              520,000                    535,690
8.10%, due 8/1/10                                                                895,000                  1,004,340
Ford Motor Credit Co.
7.375%, due 10/28/09                                                           2,160,000                  2,086,446
General Electric Capital Corp. Series A
3.45%, due 7/16/07                                                             4,295,000                  4,208,890
General Motors Acceptance Corp.
6.875%, due 9/15/11                                                              220,000                    200,115
7.75%, due 1/19/10                                                             1,205,000                  1,168,014
Genworth Financial, Inc.
4.75%, due 6/15/09                                                               630,000                    628,707
Goldman Sachs Group LP
4.50%, due 6/15/10                                                               385,000                    378,871
Goldman Sachs Group, Inc.
6.875%, due 1/15/11                                                              895,000                    974,109
HSBC Finance Corp.
5.875%, due 2/1/09                                                               945,000                    975,231
6.375%, due 10/15/11                                                           1,070,000                  1,144,521
iStar Financial, Inc.
5.15%, due 3/1/12                                                                400,000                    390,702
5.375%, due 4/15/10                                                              400,000                    400,426
Jefferies Group, Inc.
7.75%, due 3/15/12                                                               740,000                    825,542
MBNA America Bank NA
7.125%, due 11/15/12                                                             295,000                    331,613
MBNA Corp.
5.00%, due 5/4/10                                                              1,185,000                  1,194,595
Merrill Lynch & Co., Inc.
4.79%, due 8/4/10                                                                575,000                    573,013
Metlife, Inc.
6.125%, due 12/1/11                                                              850,000                    903,657




Prudential Financial, Inc.
3.75%, due 5/1/08                                                              1,480,000                  1,457,884
Residential Capital Corp.
6.375%, due 6/30/10                                   (c)                      1,260,000                  1,276,480
Simon Property Group, L.P.
6.35%, due 8/28/12                                                             1,045,000                  1,114,374
6.375%, due 11/15/07                                                           1,615,000                  1,663,020
SLM Corp.
4.00%, due 1/15/09                                                               625,000                    613,917
Textron Financial Corp.
4.125%, due 3/3/08                                                               855,000                    843,790
Wachovia Bank NA
4.80%, due 11/1/14                                                               995,000                    976,975
                                                                                                   -----------------
                                                                                                         36,631,940
                                                                                                   -----------------

INDUSTRIALS -- 0.9%
International Lease Finance Corp.
4.875%, due 9/1/10                                                             1,400,000                  1,393,147
5.00%, due 4/15/10                                                                10,000                     10,035
                                                                                                   -----------------
                                                                                                          1,403,182
                                                                                                   -----------------

INFORMATION TECHNOLOGY -- 1.8%
First Data Corp.
3.375%, due 8/1/08                                                             1,105,000                  1,068,196
4.50%, due 6/15/10                                                               185,000                    183,672
Hewlett-Packard Co.
5.50%, due 7/1/07                                                                920,000                    934,076
6.50%, due 7/1/12                                                                645,000                    698,944
                                                                                                   -----------------
                                                                                                          2,884,888
                                                                                                   -----------------

TELECOMMUNICATION SERVICES -- 1.7%
British Telecommunications PLC
8.375%, due 12/15/10                                                           1,000,000                  1,157,854
Sprint Capital Corp.
7.625%, due 1/30/11                                                            1,510,000                  1,689,698
                                                                                                   -----------------
                                                                                                          2,847,552
                                                                                                   -----------------

Total Corporate Bonds
   (Cost $56,647,787)                                                                                    55,819,582
                                                                                                   -----------------

U.S. GOVERNMENT SECURITIES 59.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS 37.4%
FEDERAL HOME LOAN BANK -- 5.5%
3.125%, due 11/15/06                                                           9,050,000                  8,923,870
                                                                                                   -----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.4%
3.875%, due 6/15/08                                                            4,045,000                  3,990,943
6.00%, due 2/1/11                                                                 20,035                     20,598
                                                                                                   -----------------
                                                                                                          4,011,541
                                                                                                   -----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 29.5%
2.375%, due 2/15/07                                                            9,240,000                  8,995,972
4.375%, due 3/15/13                                                            5,950,000                  5,872,590
5.00%, due 10/1/20                                TBA (d)                      5,825,000                  5,808,620
5.50%, due 10/1/35                                TBA (d)                     16,165,000                 16,154,897
6.00%, due 10/1/35                                TBA (d)                      4,950,000                  5,031,982
6.50%, due 9/1/33                                                              6,020,104                  6,206,153
                                                                                                   -----------------
                                                                                                         48,070,214
                                                                                                   -----------------




Total U.S. Government Agency Obligations
   (Cost $61,271,703)                                                                                    61,005,625
                                                                                                   -----------------

U.S. TREASURY OBLIGATIONS -- 22.2%
UNITED STATES TREASURY BOND -- 1.0%
7.50%, due 11/15/16                                                            1,300,000                  1,645,414
                                                                                                   -----------------

UNITED STATES TREASURY NOTE -- 21.2%
1.875%, due 1/31/06                                                            8,230,000                  8,179,204
1.875%, due 7/15/13                                                            3,675,187                  3,724,574
4.125%, due 8/15/08                                                            1,075,000                  1,073,405
4.25%, due 8/15/13                                                            21,665,000                 21,590,516
                                                                                                   -----------------
                                                                                                         34,567,699
                                                                                                   -----------------
Total U.S. Treasury Obligations
   (Cost $36,603,587)                                                                                    36,213,113
                                                                                                   -----------------
Total U.S. Government Securities
   (Cost $97,875,290)                                                                                    97,218,738
                                                                                                   -----------------

COLLATERALIZED MORTGAGE OBLIGATIONS  3.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
Series 2478 Class DK
5.50%, due 2/15/32                                                               212,668                    213,334
                                                                                                   -----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.0%          ++
Series D Class 1
8.00%, due 4/1/09                                                                  1,058                      1,062
Series 1988-15 Class A
9.00%, due 6/25/18                                                                 9,906                     10,523
                                                                                                   -----------------
                                                                                                             11,585
                                                                                                   -----------------

FINANCIALS -- 3.7%
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A7
5.317%, due 6/10/36                                                            2,300,000                  2,349,644
GS Mortgage Securities Corp.
Series 2005-GG4 Class A4
4.761%, due 7/10/39                                                            2,000,000                  1,961,903
Series 2004-GG2 Class A6
5.396%, due 8/10/38                                                            1,675,000                  1,720,664
                                                                                                   -----------------
                                                                                                          6,032,211
                                                                                                   -----------------

Total Collateralized Mortgage Obligations
   (Cost $6,349,688)                                                                                      6,257,130
                                                                                                   -----------------

Total Fixed Income Securities
  (Cost $166,864,471)                                                                                   165,286,356
                                                                                                   -----------------

SHORT-TERM INVESTMENTS 12.6%

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.6%
Federal Home Loan Mortgage Corporation
3.57%, due 11/14/05                                   (b)                     10,705,000                 10,658,290
                                                                                                   -----------------



Federal National Mortgage Association
3.47%, due 10/13/05                              (b)                           3,045,000                  3,041,478
3.48%, due 10/13/05                              (b)                           6,795,000                  6,787,118
                                                                                                   -----------------
                                                                                                          9,828,596
                                                                                                   -----------------

Total Short-Term Investments
  (Cost $20,486,886)                                                                                     20,486,886
                                                                                                   -----------------


Total Investments
  (Cost $187,351,357)                            (e)                               113.9 %              185,773,242
Liabilities in Excess of
     Cash and Other Assets                                                         (13.9)               (22,609,828)
                                                                          ---------------          -----------------

Net Assets                                                                         100.0 %             $163,163,414
                                                                          ===============          =================

++   Less than one tenth of a percent.
(a) Floating/variable rate. Rate shown is the rate in effect at September 30, 2005.
(b)  Segregated or partially segregated as collateral for TBAs.
(c) May be sold to institutional investors only. The total market value of these securities at September 30, 2005 is $1,276,480 which represents 0.8% of the Fund's net assets.
(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(e) Aggregate cost for federal income tax purposes is $187,459,266, and net unrealized depreciation is as follows:
     Gross unrealized appreciation                      $        286,695
     Gross unrealized depreciation                            (1,972,719)
                                                          ---------------
     Net unrealized depreciation                        $     (1,686,024)
                                                          ===============

FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)

FIXED INCOME SECURITIES  100.7%
CORPORATE ASSET-BACKED  3.8%
                                                                               PRINCIPAL
                                                                                  AMOUNT                      VALUE
                                                                         -------------------------------------------
FINANCIALS -- 3.8%
Accredited Mortgage Loan Trust
Series 2005-2 Class A2A
3.93%, due 7/25/35                                    (a)(b)              $      560,366           $        560,247
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC2 Class A2A
3.92%, due 4/25/36                                    (a)(b)                     298,403                    298,417
Novastar Home Equity Loan
Series 2005-2 Class A2A
3.92%, due 10/25/35                                   (a)(b)                     900,382                    900,300
Soundview Home Equity Loan Trust
Series 2005-2 Class A1
3.93%, due 7/25/35                                    (a)(b)                     696,525                    696,383
                                                                                                   -----------------

Total Corporate Asset-Backed
   (Cost $2,455,677)                                                                                      2,455,347
                                                                                                   -----------------


CORPORATE BONDS  37.0%
CONSUMER DISCRETIONARY -- 5.2%
AT&T Broadband Corp.
9.455%, due 11/15/22                                                             235,000                    316,495
Cox Communications, Inc.
7.75%, due 11/1/10                                                               885,000                    979,313
DaimlerChrysler North American Holding Corp.
7.30%, due 1/15/12                                                               645,000                    700,456
Office Depot, Inc.
6.25%, due 8/15/13                                                               350,000                    360,830
Tele-Communications, Inc.
9.80%, due 2/1/12                                                                450,000                    553,432
Time Warner, Inc.
7.625%, due 4/15/31                                                              375,000                    439,324
9.125%, due 1/15/13                                                               35,000                     42,737
                                                                                                   -----------------
                                                                                                          3,392,587
                                                                                                   -----------------
CONSUMER STAPLES -- 0.8%
Safeway, Inc.
4.95%, due 8/16/10                                                               510,000                    498,215
                                                                                                   -----------------

ENERGY -- 4.2%
Anadarko Finance Corp.
6.75%, due 5/1/11                                                                565,000                    613,878
Conoco Funding Co.
6.35%, due 10/15/11                                                              560,000                    607,345
Dominion Resources, Inc.
8.125%, due 6/15/10                                                              315,000                    355,083
Kinder Morgan, Inc.
6.50%, due 9/1/12                                                                490,000                    524,572
Pacific Gas & Electric Co.
4.20%, due 3/1/11                                                                370,000                    357,066
Progress Energy, Inc.
7.10%, due 3/1/11                                                                310,000                    337,001
                                                                                                   -----------------
                                                                                                          2,794,945
                                                                                                   -----------------

FINANCIALS -- 21.1%
Aegon N.V.
4.75%, due 6/1/13                                                                260,000                    253,955
American General Finance Corp.
5.375%, due 10/1/12                                                               75,000                     75,841
Bank of America Corp.
5.875%, due 2/15/09                                                              895,000                    927,961
Capital One Bank
6.50%, due 6/13/13                                                               165,000                    177,000
Capital One Financial Corp.
6.25%, due 11/15/13                                                              135,000                    142,821
Caterpillar Financial Services Corp.
4.30%, due 6/1/10                                                                420,000                    413,719
CIT Group, Inc.
5.75%, due 9/25/07                                                               800,000                    816,100
Citigroup, Inc.
5.625%, due 8/27/12                                                              845,000                    878,381
Credit Suisse First Boston USA, Inc.
5.125%, due 8/15/15                                                              460,000                    458,350
EOP Operating L.P.
4.75%, due 3/15/14                                                               120,000                    115,571
7.00%, due 7/15/11                                                               430,000                    469,207
Ford Motor Credit Co.
6.375%, due 11/5/08                                                              200,000                    192,243
7.375%, due 10/28/09                                                           1,005,000                    970,777
GE Global Insurance Holding Corp.
7.50%, due 6/15/10                                                               120,000                    130,541
General Electric Capital Corp. Series A
5.875%, due 2/15/12                                                              395,000                    415,003
General Motors Acceptance Corp.
6.875%, due 9/15/11                                                              265,000                    241,047
7.75%, due 1/19/10                                                               280,000                    271,406
Genworth Financial, Inc.
5.75%, due 6/15/14                                                               140,000                    146,709
Goldman Sachs Group, Inc. (The)
5.25%, due 4/1/13                                                                350,000                    353,450
HSBC Finance Corp.
5.875%, due 2/1/09                                                               130,000                    134,159
6.75%, due 5/15/11                                                               465,000                    505,743
7.00%, due 5/15/12                                                               155,000                    171,536
iStar Financial, Inc.
5.15%, due 3/1/12                                                                395,000                    385,819
5.375%, due 4/15/10                                                              150,000                    150,160
Jefferies Group, Inc.
5.50%, due 3/15/16                                                               155,000                    152,156
7.75%, due 3/15/12                                                               100,000                    111,560
JPMorgan Chase & Co.
5.125%, due 9/15/14                                                              245,000                    244,384
5.75%, due 1/2/13                                                                225,000                    233,979
7.125%, due 6/15/09                                                              225,000                    242,608
MBNA America Bank NA
7.125%, due 11/15/12                                                             200,000                    224,822
MBNA Corp.
5.00%, due 5/4/10                                                                115,000                    115,931
7.50%, due 3/15/12                                                               200,000                    227,389

Merrill Lynch & Co., Inc.
4.79%, due 8/4/10                                                                405,000                    403,601
Metlife, Inc.
5.50%, due 6/15/14                                                               125,000                    128,430
6.125%, due 12/1/11                                                              250,000                    265,782
Residential Capital Corp.
6.375%, due 6/30/10                                   (c)                        895,000                    906,706
Simon Property Group, L.P.
5.10%, due 6/15/15                                                               170,000                    166,632
6.35%, due 8/28/12                                                               160,000                    170,622
6.375%, due 11/15/07                                                             470,000                    483,975
SLM Corp.
4.00%, due 1/15/09                                                               245,000                    240,656
Textron Financial Corp.
4.125%, due 3/3/08                                                               355,000                    350,346
Wachovia Bank NA
4.80%, due 11/1/14                                                               435,000                    427,120
                                                                                                   -----------------
                                                                                                         13,894,198
                                                                                                   -----------------
INDUSTRIALS -- 1.4%
General Electric Co.
5.00%, due 2/1/13                                                                200,000                    201,663
International Lease Finance Corp.
4.875%, due 9/1/10                                                               350,000                    348,287
5.00%, due 4/15/10                                                                80,000                     80,284
5.875%, due 5/1/13                                                               295,000                    307,413
                                                                                                   -----------------
                                                                                                            937,647
                                                                                                   -----------------
INFORMATION TECHNOLOGY -- 1.7%
First Data Corp.
4.50%, due 6/15/10                                                               130,000                    129,067
5.625%, due 11/1/11                                                              245,000                    254,831
Hewlett-Packard Co.
5.50%, due 7/1/07                                                                490,000                    497,497
6.50%, due 7/1/12                                                                195,000                    211,309
                                                                                                   -----------------
                                                                                                          1,092,704
                                                                                                   -----------------
TELECOMMUNICATION SERVICES -- 2.6%
AT&T Wireless Services, Inc.
8.75%, due 3/1/31                                                                260,000                    350,947
British Telecommunications PLC
8.375%, due 12/15/10                                                             630,000                    729,448
Sprint Capital Corp.
8.75%, due 3/15/32                                                               495,000                    663,759
                                                                                                   -----------------
                                                                                                          1,744,154
                                                                                                   -----------------
Total Corporate Bonds
   (Cost $24,705,994)                                                                                    24,354,450
                                                                                                   -----------------

U.S. GOVERNMENT SECURITIES  56.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS  27.2%
FEDERAL HOME LOAN BANK -- 2.2%
3.125%, due 11/15/06                                                           1,475,000                  1,454,443
                                                                                                   -----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.2%
6.00%, due 11/15/27                                                              128,365                    129,724
                                                                                                   -----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 24.8%
4.375%, due 3/15/13                                                            3,110,000                  3,069,539
5.00%, due 10/1/20                              TBA   (d)                      2,400,000                  2,393,251
5.50%, due 10/1/35                              TBA   (d)                      5,900,000                  5,896,313
6.00%, due 10/1/35                              TBA   (d)                      3,850,000                  3,913,764
6.50%, due 9/1/33                                                              1,028,043                  1,059,815
                                                                                                   -----------------
                                                                                                         16,332,682
                                                                                                   -----------------

Total U.S. Government Agency Obligations                                                                 17,916,849
                                                                                                   -----------------
   (Cost $18,014,635)

U.S. TREASURY OBLIGATIONS  28.8%
UNITED STATES TREASURY BOND -- 9.9%
5.25%, due 2/15/29                                                             3,685,000                  4,017,081
7.50%, due 11/15/16                                                            1,985,000                  2,512,420
                                                                                                   -----------------
                                                                                                          6,529,501
                                                                                                   -----------------
UNITED STATES TREASURY NOTE -- 17.4%
1.875%, due 1/31/06 - 7/15/13                                                  4,395,178                  4,397,568
4.25%, due 8/15/13                                                             7,030,000                  7,005,831
                                                                                                   -----------------
                                                                                                         11,403,399
                                                                                                   -----------------
UNITED STATES TREASURY STRIPS -- 1.5%
(zero coupon), due 8/15/17                                                     1,670,000                    979,161
                                                                                                   -----------------

Total U.S. Treasury Obligations
   (Cost $19,007,052)                                                                                    18,912,061
                                                                                                   -----------------

Total U.S. Government Securities
   (Cost $37,021,687)                                                                                    36,828,910
                                                                                                   -----------------

COLLATERALIZED MORTGAGE OBLIGATIONS  3.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
Series 2478 Class DK
5.50%, due 2/15/32                                                                64,057                     64,257
                                                                                                   -----------------


FINANCIALS -- 3.8%
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A7
5.317%, due 6/10/36                                                              950,000                    970,505
GS Mortgage Securities Corp.
Series 2005-GG4 Class A4
4.761%, due 7/10/39                                                              825,000                    809,285
Series 2004-GG2 Class A6
5.396%, due 8/10/38                                                              700,000                    719,083
                                                                                                   -----------------
                                                                                                          2,498,873
                                                                                                   -----------------

Total Collateralized Mortgage Obligations
   (Cost $2,601,564)                                                                                      2,563,130
                                                                                                   -----------------

Total Fixed Income Securities
   (Cost $66,784,922)                                                                                    66,201,837
                                                                                                   -----------------

SHORT-TERM INVESTMENTS  14.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.5%
Federal Home Loan Mortgage Corporation
3.57%, due 11/14/05                                   (b)                      5,120,000                  5,097,660
Federal National Mortgage Association
3.47%, due 10/13/05                                   (b)                      1,860,000                  1,857,848
3.48%, due 10/13/05                                   (b)                      2,585,000                  2,582,001
                                                                                                   -----------------

Total Short-Term Investments
    (Cost $9,537,509)                                                                                     9,537,509
                                                                                                   -----------------


Total Investments
    (Cost $76,322,431)                                (e)                          115.2 %               75,739,346

Liabilities in Excess of
    Cash and Other Assets                                                          (15.2)                (9,970,189)
                                                                         ----------------          -----------------

Net Assets                                                                         100.0 %              $65,769,157
                                                                         ================          =================


(a) Floating/variable rate. Rate shown is the rate in effect at September 30, 2005.
(b)  Segregated or partially segregated as collateral for TBAs.
(c) May be sold to institutional investors only. The total market value of these securities at September 30, 2005 is $906,706 which represents 1.4% of the Fund's net assets.
(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(e) Aggregate cost for federal income tax purposes is $76,363,945, and net unrealized depreciation is as follows:

         Gross unrealized appreciation              $         126,324
         Gross unrealized depreciation                       (750,923)
                                                      ----------------
         Net unrealized depreciation                $        (624,599)
                                                      ================

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)

LONG-TERM BONDS 95.4%
CORPORATE BONDS 87.8%

                                                                                       PRINCIPAL
                                                                                          AMOUNT                   VALUE
                                                                                 ----------------------------------------
ADVERTISING -- 0.3%
Lamar Media Corp.
6.625%, due 8/15/15                                   (a)                      $         500,000      $          508,750
                                                                                                        -----------------

AEROSPACE & DEFENSE -- 0.7%
BE Aerospace, Inc.
Series B
8.875%, due 5/1/11                                                                       635,000                 666,750
Moog, Inc.
6.25%, due 1/15/15                                                                       330,000                 331,650
                                                                                                        -----------------
                                                                                                                 998,400
                                                                                                        -----------------
AIRLINES -- 0.2%
American Airlines, Inc.
7.25%, due 2/5/09                                                                        350,000                 325,500
                                                                                                        -----------------

AUTO COMPONENTS -- 1.4%
Accuride Corp.
8.50%, due 2/1/15                                                                        310,000                 303,800
Commercial Vehicle Group, Inc.
8.00%, due 7/1/13                                     (a)                                138,000                 138,690
Cooper Standard Automotive, Inc.
8.375%, due 12/15/14                                                                     495,000                 415,800
Rexnord Corp.
10.125%, due 12/15/12                                                                    750,000                 821,250
Sunstate Equipment Co. LLC
10.50%, due 4/1/13                                    (a)                                300,000                 307,875
                                                                                                        -----------------
                                                                                                               1,987,415
                                                                                                        -----------------
AUTO MANUFACTURERS -- 0.1%
General Motors Corp.
8.375%, due 7/15/33                                                                      230,000                 179,400
                                                                                                        -----------------

BEVERAGES -- 0.4%
Le-Natures, Inc.
10.00%, due 6/15/13                                   (a)                                495,000                 534,600
                                                                                                        -----------------

BUILDING MATERIALS & COMPONENTS -- 0.9%
Ahern Rentals, Inc.
9.25%, due 8/15/13                                    (a) (b)                            667,000                 682,007
Goodman Global Holdings Co., Inc.
6.41%, due 6/15/12                                    (a) (c)                            690,000                 674,475
                                                                                                        -----------------
                                                                                                               1,356,482
                                                                                                        -----------------
BUILDING PRODUCTS -- 2.6%
Building Materials Corp. of America
Series B
8.00%, due 10/15/07                                                                      200,000                 206,000
8.00%, due 12/1/08                                                                       290,000                 294,350
Da-Lite Screen Co., Inc.
9.50%, due 5/15/11                                                                       455,000                 480,025
ERICO International Corp.
8.875%, due 3/1/12                                                                       800,000                 832,000
MMI Products
11.25%, due 4/15/07                                                                      600,000                 573,000
Nortek, Inc.
8.50%, due 9/1/14                                                                        616,000                 566,720
NTK Holdings, Inc.
(zero coupon), due 3/1/14                                                                418,000                 234,080
Ply Gem Industries, Inc.
9.00%, due 2/15/12                                                                       620,000                 520,800
                                                                                                        -----------------
                                                                                                               3,706,975
                                                                                                        -----------------



CAPITAL MARKETS -- 5.0%
Refco Finance Holdings LLC
9.00%, due 8/1/12                                                                        517,000                 562,237
TRAINS HY-2005-1
7.651%, due 6/15/15                                   (a) (c) (d)                      6,580,330               6,703,711
                                                                                                        -----------------
                                                                                                               7,265,948
                                                                                                        -----------------
CHEMICALS -- 3.4%
BCI US Finance Corp.
9.099%, due 7/15/10                                   (a) (c)                            470,000                 474,700
Compression Polymers Corp.
10.50%, due 7/1/13                                    (a)                                413,000                 383,057
Huntsman International LLC
7.375%, due 1/1/15                                    (a)                                530,000                 507,475
9.875%, due 3/1/09                                                                       425,000                 448,906
10.125%, due 7/1/09                                                                      169,000                 173,859
Innophos, Inc.
8.875%, due 8/15/14                                   (a)                                275,000                 281,187
Invista
9.25%, due 5/1/12                                     (a)                                660,000                 717,750
MacDermid, Inc.
9.125%, due 7/15/11                                                                      425,000                 454,750
PQ Corp.
7.50%, due 2/15/13                                    (a)                                715,000                 693,550
Rockwood Specialties Group, Inc.
7.50%, due 11/15/14                                   (a)                                265,000                 257,050
10.625%, due 5/15/11                                                                     259,000                 282,310
Westlake Chemical Corp.
8.75%, due 7/15/11                                                                       194,000                 209,035
                                                                                                        -----------------
                                                                                                               4,883,629
                                                                                                        -----------------
COMMERCIAL BANKS -- 0.5%
UGS Corp.
10.00%, due 6/1/12                                                                       635,000                 695,325
                                                                                                        -----------------

COMMERCIAL SERVICES & SUPPLIES -- 3.8%
Allied Waste North America
7.875%, due 4/15/13                                                                    1,090,000               1,111,800
American Color Graphics, Inc.
10.00%, due 6/15/10                                                                      150,000                 111,375
Cardtonics, Inc.
9.25%, due 8/15/13                                    (a)                                810,000                 828,225
Geo Group, Inc. (The)
8.25%, due 7/15/13                                                                       345,000                 343,275
IAAI Finance Corp.
11.00%, due 4/1/13                                    (a)                                345,000                 354,303
Mac-Gray Corp.
7.625%, due 8/15/15                                   (a)                                622,000                 634,440
Mobile Mini, Inc.
9.50%, due 7/1/13                                                                        620,000                 685,100
NSP Holdings LLC
11.75%, due 1/1/12                                    (b)                                137,382                 138,756
United Rentals North America, Inc.
6.50%, due 2/15/12                                                                       580,000                 559,700
7.75%, due 11/15/13                                                                       86,585                  83,555
Waste Services, Inc.
9.50%, due 4/15/14                                                                       610,000                 606,950
                                                                                                        -----------------
                                                                                                               5,457,479
                                                                                                        -----------------
CONSTRUCTION MATERIALS -- 0.4%
Texas Industries, Inc.
7.25%, due 7/15/13                                    (a)                                120,000                 124,800
US Concrete, Inc.
8.375%, due 4/1/14                                                                       500,000                 502,500
                                                                                                        -----------------
                                                                                                                 627,300
                                                                                                        -----------------




CONTAINERS & PACKAGING -- 1.7%
AEP Industries, Inc.
7.875%, due 3/15/13                                                                      175,000                 173,687
Berry Plastics Corp.
10.75%, due 7/15/12                                                                      410,000                 440,750
Graham Packaging Co., Inc.
8.50%, due 10/15/12                                                                       90,000                  89,550
9.875%, due 10/15/14                                                                     265,000                 254,400
Owens-Brockway Glass Container, Inc.
7.75%, due 5/15/11                                                                       847,000                 880,880
Port Townsend Paper Corp.
12.00%, due 4/15/11                                   (a) (e)                            195,000                 145,275
Portola Packaging, Inc.
8.25%, due 2/1/12                                                                        100,000                  70,000
Pregis Corp.
11.875%, due 10/15/13                                 (a)                                365,000                 358,072
                                                                                                        -----------------
                                                                                                               2,412,614
                                                                                                        -----------------
DIVERSIFIED FINANCIAL SERVICES -- 4.1%
Affinia Group, Inc.
9.00%, due 11/30/14                                   (a)                                323,000                 251,940
Altra Industrial Motion, Inc.
9.00%, due 12/1/11                                    (a)                                500,000                 490,000
BCP Crystal US Holdings Corp.
9.625%, due 6/15/14                                                                       80,000                  89,000
CCM Merger, Inc.
8.00%, due 8/1/13                                     (a)                                466,000                 470,077
Cellu Tissue Holdings, Inc.
9.75%, due 3/15/10                                                                       355,000                 355,887
Couche-Tard U.S. L.P.
7.50%, due 12/15/13                                                                      530,000                 545,900
General Motors Acceptance Corp.
6.125%, due 8/28/07                                                                      475,000                 467,589
6.875%, due 9/15/11                                                                      530,000                 482,095
Global Cash Access LLC
8.75%, due 3/15/12                                                                       455,000                 489,125
Huntsman Advanced Materials LLC
11.00%, due 7/15/10                                                                      300,000                 336,000
Innophos Investments Holdings, Inc.
11.79%, due 2/15/15                                   (a) (c)                            291,031                 276,843
Jostens IH Corp.
7.625%, due 10/1/12                                                                      580,000                 585,800
KRATON Polymers LLC
8.125%, due 1/15/14                                   (a)                                210,000                 203,700
Nalco Finance Holdings, Inc.
(zero coupon), due 2/1/14
9.00% beginning 2/1/09                                                                   430,000                 317,125
Rainbow National Services LLC
8.75%, due 9/1/12                                     (a)                                265,000                 282,556
10.375%, due 9/1/14                                   (a)                                210,000                 237,300
                                                                                                        -----------------
                                                                                                               5,880,937
                                                                                                        -----------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.3%
Cincinnati Bell, Inc.
8.375%, due 1/15/14                                                                      585,000                 576,225
GCI, Inc.
7.25%, due 2/15/14                                                                       530,000                 512,775
Level 3 Financing, Inc.
10.75%, due 10/15/11                                                                     200,000                 167,250
PanAmSat Holding Corp.
(zero coupon), due 11/1/14
10.375% beginning 11/1/09                                                                110,000                  75,900
Qwest Capital Funding, Inc.
6.875%, due 7/15/28                                                                      925,000                 760,812
Qwest Services Corp.
14.00%, due 12/15/14                                                                   1,055,000               1,279,187
Synivrse Technologies, Inc.
7.75%, due 8/15/13                                    (a)                                697,000                 702,227
Time Warner Telecommunications Holdings, Inc.
9.25%, due 2/15/14                                                                       635,000                 642,937
                                                                                                        -----------------
                                                                                                               4,717,313
                                                                                                        -----------------





ELECTRIC UTILITIES -- 2.9%
CMS Energy Corp.
8.50%, due 4/15/11                                                                     1,040,000               1,157,000
NorthWestern Corp.
5.875%, due 11/1/14                                                                      305,000                 308,122
Sierra Pacific Power Co.
6.25%, due 4/15/12                                                                     1,185,000               1,205,737
Sierra Pacific Resources
6.75%, due 8/15/17                                    (a)                                700,000                 701,750
Texas Genco LLC
6.875%, due 12/15/14                                  (a)                                795,000                 808,912
                                                                                                        -----------------
                                                                                                               4,181,521
                                                                                                        -----------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
Itron, Inc.
7.75%, due 5/15/12                                                                       705,000                 729,675
Sanmina-SCI Corp.
6.75%, due 3/1/13                                                                        275,000                 261,250
                                                                                                        -----------------
                                                                                                                 990,925
                                                                                                        -----------------
ENERGY EQUIPMENT & SERVICES -- 1.0%
Key Energy Services, Inc.
6.375%, due 5/1/13                                                                       370,000                 368,150
Newpark Resource
8.625%, due 12/15/07                                                                     575,000                 572,125
Pride International, Inc.
7.375%, due 7/15/14                                                                      430,000                 467,087
                                                                                                        -----------------
                                                                                                               1,407,362
                                                                                                        -----------------
FOOD & STAPLES RETAILING -- 0.5%
Roundy's, Inc.
Series B
8.875%, due 6/15/12                                                                      370,000                 408,850
Stater Brothers Holdings
8.125%, due 6/15/12                                                                      370,000                 365,375
                                                                                                        -----------------
                                                                                                                 774,225
                                                                                                        -----------------
FOOD PRODUCTS -- 1.1%
Del Monte Corp.
8.625%, due 12/15/12                                                                     380,000                 408,500
Dole Foods Co., Inc.
8.875%, due 3/15/11                                                                       32,000                  33,200
Pinnacle Foods Holding Corp.
8.25%, due 12/1/13                                                                       440,000                 415,800
Reddy Ice Holdings, Inc.
(zero coupon), due 11/1/12
10.50% beginning 11/1/08                                                                 865,000                 666,050
                                                                                                        -----------------
                                                                                                               1,523,550
                                                                                                        -----------------
GAS UTILITIES -- 0.8%
ANR Pipeline Co.
8.875%, due 3/15/10                                                                      620,000                 670,164
Ferrellgas Partners L.P.
6.75%, due 5/1/14                                                                        475,000                 453,625
                                                                                                        -----------------
                                                                                                               1,123,789
                                                                                                        -----------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
Fisher Scientific International, Inc.
6.125%, due 7/1/15                                    (a)                                375,000                 375,937
Fresenius Medical Capital Trust IV
7.875%, due 6/15/11                                                                      325,000                 349,375
Norcross Safety Products LLC
Series B
9.875%, due 8/15/11                                                                      400,000                 429,000
                                                                                                        -----------------
                                                                                                               1,154,312
                                                                                                        -----------------





HEALTH CARE PROVIDERS & SERVICES -- 4.8%
Concentra Operating Corp.
9.125%, due 6/1/12                                                                       325,000                 338,000
9.50%, due 8/15/10                                                                       275,000                 288,062
HCA, Inc.
5.75%, due 3/15/14                                                                       835,000                 795,899
6.375%, due 1/15/15                                                                      720,000                 712,333
IASIS Healthcare LLC
8.75%, due 6/15/14                                                                       530,000                 549,875
National Mentor, Inc.
9.625%, due 12/1/12                                   (a)                                475,000                 496,375
Res-Care, Inc.
7.75%, due 10/15/13                                   (a)                                589,000                 591,945
Service Corp. International
7.00%, due 6/15/17                                    (a)                                865,000                 873,650
Tenet Healthcare Corp.
6.50%, due 6/1/12                                                                        150,000                 139,875
9.25%, due 2/1/15                                     (a)                                600,000                 606,000
9.875%, due 7/1/14                                                                       150,000                 156,750
Triad Hospitals, Inc.
7.00%, due 11/15/13                                                                      200,000                 202,500
Vanguard Health Holding Co. II
9.00%, due 10/1/14                                                                       575,000                 612,375
VWR International, Inc.
6.875%, due 4/15/12                                                                      240,000                 237,000
8.00%, due 4/15/14                                                                       370,000                 360,287
                                                                                                        -----------------
                                                                                                               6,960,926
                                                                                                        -----------------
HOTELS, RESTAURANTS & LEISURE -- 6.6%
American Casino & Entertainment Properties LLC
7.85%, due 2/1/12                                                                        540,000                 556,875
Herbst Gaming, Inc.
8.125%, due 6/1/12                                                                       620,000                 647,900
Inn of the Mountain Gods Resort & Casino
12.00%, due 11/15/10                                                                     275,000                 310,750
Isle of Capri Casinos, Inc.
7.00%, due 3/1/14                                                                        225,000                 215,719
9.00%, due 3/15/12                                                                       400,000                 424,000
John Q Hammons Hotels L.P.
8.875%, due 5/15/12                                                                          585                     651
Mandalay Resort Group
6.375%, due 12/15/11                                                                     530,000                 526,025
9.375%, due 2/15/10                                                                       89,000                  98,123
MGM Mirage
5.875%, due 2/27/14                                                                      500,000                 475,000
Mohegan Tribal Gaming Authority
6.125%, due 2/15/13                                                                      440,000                 437,800
7.125%, due 8/15/14                                                                      300,000                 310,500
Pinnacle Entertainment, Inc.
8.75%, due 10/1/13                                                                       460,000                 473,800
San Pasqual Casino
8.00%, due 9/15/13                                    (a)                                393,000                 395,456
Scientific Games Corp.
6.25%, due 12/15/12                                                                      470,000                 467,650
Seneca Gaming Corp.
7.25%, due 5/1/12                                                                        450,000                 461,250
Six Flags, Inc.
8.875%, due 2/1/10                                                                       140,000                 138,600
9.75%, due 4/15/13                                                                       160,000                 157,600
Station Casinos, Inc.
6.50%, due 2/1/14                                                                        650,000                 650,000
6.875%, due 3/1/16                                    (a)                                720,000                 729,900
Town Sports International, Inc.
9.625%, due 4/15/11                                                                      400,000                 415,500
Turning Stone Casino Resort Enterprise
9.125%, due 12/15/10                                  (a)                                245,000                 254,800
Vail Resorts, Inc.
6.75%, due 2/15/14                                                                       370,000                 369,075
Worldspan L.P.
10.04%, due 2/15/11                                   (a) (c)                            523,000                 460,240
Wynn Las Vegas LLC
6.625%, due 12/1/14                                                                      575,000                 549,844
                                                                                                        -----------------
                                                                                                               9,527,058
                                                                                                        -----------------


HOUSEHOLD DURABLES -- 4.4%
ALH Finance LLC
8.50%, due 1/15/13                                                                       691,000                 652,995
Beazer Homes USA, Inc.
6.50%, due 11/15/13                                                                      390,000                 376,350
K. Hovnanian Enterprises, Inc.
8.875%, due 4/1/12                                                                       425,000                 448,375
KB Home
5.75%, due 2/1/14                                                                        925,000                 876,413
Meritage Homes Corp.
6.25%, due 3/15/15                                                                       812,000                 742,980
Norscraft Holdings L.P.
(zero coupon), due 9/1/12                                                                490,000                 343,000
Sealy Mattress Co.
8.25%, due 6/15/14                                                                       575,000                 577,875
Simmons Bedding Co.
7.875%, due 1/15/14                                                                      280,000                 257,600
(zero coupon), due 12/15/14
10.00% beginning 12/1/09                              (a)                                580,000                 307,400
Standard Aero Holdings, Inc.
8.25%, due 9/1/14                                                                        530,000                 512,775
Standard Pacific Corp.
7.00%, due 8/15/15                                                                       500,000                 477,500
Stanley-Martin Communities LLC
9.75%, due 8/15/15                                    (a)                                741,000                 724,328
                                                                                                        -----------------
                                                                                                               6,297,591
                                                                                                        -----------------
HOUSEHOLD PRODUCTS -- 0.9%
Jonhsondiversey Holdings, Inc.
(zero coupon), due 5/15/13
10.67% beginning 5/15/07                                                               1,050,000                 777,000
Spectrum Brands, Inc.
7.375%, due 2/1/15                                                                       640,000                 576,000
                                                                                                        -----------------
                                                                                                               1,353,000
                                                                                                        -----------------
IT SERVICES -- 1.3%
Activant Solutions, Inc.
10.054%, due 4/1/10                                   (a) (c)                            175,000                 178,500
10.50%, due 6/15/11                                                                      635,000                 663,575
Iron Mountain, Inc.
8.625%, due 4/1/13                                                                       530,000                 555,175
Sungard Data Systems, Inc.
9.125%, due 8/15/13                                   (a)                                515,000                 533,669
                                                                                                        -----------------
                                                                                                               1,930,919
                                                                                                        -----------------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Leslie's Poolmart
7.75%, due 2/1/13                                                                        560,000                 565,600
True Temper Sports, Inc.
8.375%, due 9/15/11                                                                      750,000                 697,500
                                                                                                        -----------------
                                                                                                               1,263,100
                                                                                                        -----------------
MACHINERY -- 1.3%
Columbus McKinnon Corp.
8.875%, due 11/1/13                                   (a)                                927,000                 936,270
Gardner Denver, Inc.
8.00%, due 5/1/13                                     (a)                                445,000                 463,356
Mueller Group, Inc.
10.00%, due 5/1/12                                                                       135,000                 143,100
Mueller Holdings, Inc.
(zero coupon), due 4/15/14
14.75% beginning 4/15/09                                                                 425,000                 310,250
                                                                                                        -----------------
                                                                                                               1,852,976
                                                                                                        -----------------
MACHINERY & ENGINEERING -- 0.3%
Douglas Dynamics LLC
7.75%, due 1/15/12                                    (a)                                440,000                 440,000
                                                                                                        -----------------

MANUFACTURING -- 0.2%
KI Holdings, Inc.
(zero coupon), due 11/15/14
9.875% beginning 11/15/09                                                                375,000                 255,938
                                                                                                        -----------------




MEDIA -- 9.2%
Adelphia Communications Corp.
10.875%, due 10/1/10                                  (f)                                635,000                 473,075
Affinity Group, Inc.
9.00%, due 2/15/12                                                                       450,000                 450,000
10.875%, due 2/15/12                                  (b)                                250,222                 232,706
AMC Entertainment, Inc.
8.04%, due 8/15/10                                    (c)                                223,000                 224,115
CBD Media Holdings
9.25%, due 7/15/12                                                                       590,000                 600,325
CCH I LLC
11.00%, due 10/1/15                                   (a)                              1,411,000               1,375,725
Charter Communications Operation LLC
8.00%, due 4/30/12                                    (a)                                200,000                 201,500
CSC Holdings Inc.
7.00%, due 4/15/12                                    (a)                                635,000                 600,075
7.625%, due 7/15/18                                                                      635,000                 593,725
Dex Media, Inc.
(zero coupon), due 11/15/13
9.00% beginning 11/15/08                                                                 560,000                 441,000
8.00%, due 11/15/13                                                                      395,000                 405,863
DirectTV Holdings, Inc.
8.375%, due 3/15/13                                                                      402,000                 438,683
Echostar DBS Corp.
5.75%, due 10/1/08                                                                       630,000                 621,338
Emmis Communications Corp.
9.745%, due 6/15/12                                   (c)                                570,000                 574,275
Houghton Mifflin Co.
(zero coupon), due 10/15/13
11.50% beginning 10/15/08                                                                710,000                 536,050
Mediacom Broadband LLC
8.50%, due 10/15/15                                   (a)                                400,000                 386,000
11.00%, due 7/15/13                                                                      420,000                 452,550
Medianews Group, Inc.
6.875%, due 10/1/13                                                                      480,000                 476,400
Nextmedia Operating, Inc.
10.75%, due 7/1/11                                                                       500,000                 535,625
PanAmSat Corp.
9.00%, due 8/15/14                                                                       349,000                 368,195
Radio One, Inc.
6.375%, due 2/15/13                                   (a)                                720,000                 709,200
River Rock Entertainment Authority
9.75%, due 11/1/11                                                                       300,000                 333,000
Salem Communciations Corp.
7.75%, due 12/15/10                                                                      475,000                 494,594
Vertis, Inc.
10.875%, due 6/15/09                                                                     200,000                 196,500
13.50%, due 12/7/09                                   (a)                                200,000                 170,000
Warner Music Group
7.375%, due 4/15/14                                                                      450,000                 451,125
WMG Holdings Corp.
(zero coupon), due 12/15/14                                                              354,000                 247,800
Young Broadcasting, Inc.
8.75%, due 1/15/14                                                                       100,000                  88,750
10.00%, due 3/1/11                                                                       475,000                 448,875
Zeus Special Subsidiary Ltd.
(zero coupon), due 2/1/15
9.25% beginning 2/1/10                                (a)                                260,000                 171,600
                                                                                                        -----------------
                                                                                                              13,298,669
                                                                                                        -----------------
METALS & MINING -- 0.9%
Century Alluminum Co.
7.50%, due 8/15/14                                                                       475,000                 489,250
Chaparral Steel Co.
10.00%, due 7/15/13                                   (a)                                378,000                 398,790
International Steel Group, Inc.
6.50%, due 4/15/14                                                                       350,000                 346,500
                                                                                                        -----------------
                                                                                                               1,234,540
                                                                                                        -----------------
MULTILINE RETAIL -- 0.6%
JC Penney Corp., Inc.
8.00%, due 3/1/10                                                                        600,000                 655,500
Neiman-Marcus Group, Inc.
9.00%, due 10/15/15                                   (a)                                203,000                 203,508
                                                                                                        -----------------
                                                                                                                 859,008
                                                                                                        -----------------


MULTI-UTILITIES & UNREGULATED POWER -- 6.4%
AES Corp. (The)
8.75%, due 5/15/13                                    (a)                                780,000                 854,100
Aquila, Inc.
7.625%, due 11/15/09                                                                     485,000                 506,825
Calpine Corp.
8.50%, due 2/15/11                                                                       304,000                 161,120
8.75%, due 7/15/13                                    (a)                                250,000                 176,875
Dynegy Holdings, Inc.
10.125%, due 7/15/13                                  (a)                              1,180,000               1,315,700
Edison Mission Energy
10.00%, due 8/15/08                                                                    1,410,000               1,561,575
NRG Energy, Inc.
8.00%, due 12/15/13                                                                      536,757                 571,646
Reliant Energy, Inc.
6.75%, due 12/15/14                                                                      530,000                 520,725
9.50%, due 7/15/13                                                                       275,000                 303,875
Sonat Inc.
7.625%, due 7/15/11                                                                    1,770,000               1,796,550
Williams Cos, Inc.
7.625%, due 7/15/19                                                                    1,400,000               1,515,500
                                                                                                        -----------------
                                                                                                               9,284,491
                                                                                                        -----------------
OIL & GAS -- 3.1%
Chesapeake Energy Corp.
6.50%, due 8/15/17                                    (a)                                500,000                 508,750
6.625%, due 1/15/16                                                                      285,000                 288,563
6.875%, due 1/15/16                                                                      400,000                 410,000
Comstock Resources, Inc.
6.875%, due 3/1/12                                                                       385,000                 387,888
MarkWest Energy Partners L.P.
6.875%, due 11/1/14                                   (a)                                800,000                 792,000
Pacific Energy Partners L.P.
6.25%, due 9/15/15                                    (a)                              1,134,000               1,136,835
Swift Energy Co.
7.625%, due 7/15/11                                                                      275,000                 283,250
9.375%, due 5/1/12                                                                       300,000                 324,000
Whiting Petroleum Corp.
7.00%, due 2/1/14                                     (a)                                295,000                 299,056
                                                                                                        -----------------
                                                                                                               4,430,342
                                                                                                        -----------------
PAPER & FOREST PRODUCTS -- 2.4%
Aearo Co., I
8.25%, due 4/15/12                                                                       725,000                 725,000
Appleton Papers, Inc.
8.125%, due 6/15/11                                                                      475,000                 465,500
Buckeye Technologies, Inc.
8.00%, due 10/15/10                                                                      475,000                 451,250
Georgia-Pacific Corp.
8.125%, due 5/15/11                                                                    1,625,000               1,795,625
                                                                                                        -----------------
                                                                                                               3,437,375
                                                                                                        -----------------
PHARMACEUTICALS -- 1.2%
AmerisourceBergen Corp.
5.875%, due 9/15/15                                   (a)                                500,000                 493,750
7.25%, due 11/15/12                                                                          585                     678
NBTY, Inc.
7.125%, due 10/1/15                                   (a)                              1,286,000               1,260,280
                                                                                                        -----------------
                                                                                                               1,754,708
                                                                                                        -----------------
REAL ESTATE -- 1.6%
American Real Estate Partners L.P.
7.125%, due 2/15/13                                   (a)                                770,000                 770,000
Ashton Woods USA LLC
9.50%, due 10/1/15                                    (a)                                968,000                 934,120
Host Marriott L.P.
7.125%, due 11/1/13                                                                      530,000                 541,263
                                                                                                        -----------------
                                                                                                               2,245,383
                                                                                                        -----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.0%       ++
Amkor Technology, Inc.
7.75%, due 5/15/13                                                                        86,585                  74,030
                                                                                                        -----------------




SPECIALIZED SERVICES -- 0.4%
Crystal US Holdings 3 LLC
(zero coupon), due 10/1/14
10.50% beginning 10/1/09                                                                 330,000                 231,000
K&F Acquisition, Inc.
7.75%, due 11/15/14                                                                      380,000                 383,800
                                                                                                        -----------------
                                                                                                                 614,800
                                                                                                        -----------------
SPECIALTY RETAIL -- 1.2%
Asbury Automotive Group, Inc.
9.00%, due 6/15/12                                                                       430,000                 432,150
Lazydays RV Center, Inc.
11.75%, due 5/15/12                                                                      530,000                 559,150
Nebraska Book Co., Inc.
8.625%, due 3/15/12                                                                      250,000                 235,000
Petro Stopping Centers L.P.
9.00%, due 2/15/12                                                                       580,000                 571,300
                                                                                                        -----------------
                                                                                                               1,797,600
                                                                                                        -----------------
TELECOMMUNICATIONS -- 0.4%
American Cellular Corp.
Series B
10.00%, due 8/1/11                                                                       240,000                 261,600
CCO Holdings LLC
8.75%, due 11/15/13                                                                      200,000                 197,500
Valor Telecommunications Enterprise LLC
7.75%, due 2/15/15                                                                        65,000                  63,050
                                                                                                        -----------------
                                                                                                                 522,150
                                                                                                        -----------------
TRANSPORTATION INFRASTRUCTURE -- 0.4%
Great Lakes Dredge & Dock Corp.
7.75%, due 12/15/13                                                                      200,000                 183,500
Hornbeck Offshore Services, Inc.
Series B
6.125%, due 12/1/14                                                                      370,000                 367,225
                                                                                                        -----------------
                                                                                                                 550,725
                                                                                                        -----------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.7%
Alamosa Delaware, Inc.
8.50%, due 1/31/12                                                                       530,000                 565,775
American Tower Corp.
7.125%, due 10/15/12                                                                     805,000                 845,250
Dobson Communications Corp.
8.875%, due 10/1/13                                                                       89,000                  89,000
Nextel Communications, Inc.
7.375%, due 8/1/15                                                                       330,000                 353,287
Nextel Partners, Inc.
8.125%, due 7/1/11                                                                       400,000                 432,000
Pegasus Satellite Communications, Inc.
11.25%, due 1/15/10                                   (a) (f)                            107,487                  27,678
Rural Cellular Corp.
8.25%, due 3/15/12                                                                       135,000                 141,750
9.75%, due 1/15/10                                                                       150,000                 151,500
SBA Telecommunications, Inc.
(zero coupon), due 12/15/11
9.75% beginning 12/15/07                                                               1,265,000               1,147,988
US Unwired, Inc.
Series B
10.00%, due 6/15/12                                                                      175,000                 201,250
                                                                                                        -----------------
                                                                                                               3,955,478
                                                                                                        -----------------
Total Corporate Bonds
   (Cost $128,250,315)                                                                                       126,634,558
                                                                                                        -----------------

FOREIGN CORPORATE BONDS 7.6%
AUTO COMPONENTS -- 0.1%
Ashtead Holdings PLC
8.625%, due 8/1/15                                    (a)                                135,000                 141,919
                                                                                                        -----------------

CHEMICALS -- 0.4%
Nova Chemicals Corp.
6.50%, due 1/15/12                                                                       580,000                 563,325
                                                                                                        -----------------






CONTAINERS & PACKAGING -- 0.3%
Crown European Holdings S.A.
10.875%, due 3/1/13                                                                      400,000                 464,000
                                                                                                        -----------------

DIVERSIFIED FINANCIAL SERVICES -- 1.3%
Dollarama Group L.P.
8.875%, due 8/15/12                                   (a)                                676,000                 659,100
JSG Funding PLC
9.625%, due 10/1/12                                                                      845,000                 849,225
Nell AF SARL
8.375%, due 8/15/15                                   (a)                                370,000                 361,675
                                                                                                        -----------------
                                                                                                               1,870,000
                                                                                                        -----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Flextronics International Ltd.
6.50%, due 5/15/13                                                                       530,000                 540,600
                                                                                                        -----------------

FOOD & STAPLES RETAILING -- 0.2%
Jean Coutu Group (PJC), Inc.
8.50%, due 8/1/14                                                                        315,000                 313,425
                                                                                                        -----------------

HOTELS, RESTAURANTS & LEISURE -- 1.4%
Intrawest Corp.
7.50%, due 10/15/13                                                                      475,000                 486,281
Kerzner International Ltd.
6.75%, due 10/1/15                                    (a)                              1,225,000               1,186,719
Royal Caribbean Cruises Ltd.
6.875%, due 12/1/13                                                                      400,000                 415,000
                                                                                                        -----------------
                                                                                                               2,088,000
                                                                                                        -----------------





MACHINERY -- 0.3%
MAAX Corp.
9.75%, due 6/15/12                                                                       420,000                 365,400
                                                                                                        -----------------

METALS & MINING -- 0.7%
Novelis, Inc.
7.25%, due 2/15/15                                    (a)                                520,000                 491,400
Russel Metals, Inc.
6.375%, due 3/1/14                                                                       525,000                 511,875
                                                                                                        -----------------
                                                                                                               1,003,275
                                                                                                        -----------------

MULTI-UTILITIES & UNREGULATED POWER -- 0.3%
Calpine Canada Energy Finance
8.50%, due 5/1/08                                                                        841,000                 502,498
                                                                                                        -----------------

PAPER & FOREST PRODUCTS -- 1.1%
Abitibi-Consolidated, Inc.
6.00%, due 6/20/13                                                                       425,000                 372,938
Bowater Canada Finance
7.95%, due 11/15/11                                                                      445,000                 448,338
Fraser Papers, Inc.
8.75%, due 3/15/15                                    (a)                                400,000                 352,000
Tembec Industries, Inc.
8.50%, due 2/1/11                                                                         86,585                  56,497
8.625%, due 6/30/09                                                                      425,000                 289,000
                                                                                                        -----------------
                                                                                                               1,518,773
                                                                                                        -----------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
Magnachip Semiconductor S.A.
7.12%, due 12/15/11                                   (c)                                585,000                 579,150
                                                                                                        -----------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Inmarsat Finance PLC
(zero coupon), due 11/15/12
10.375% beginning 11/15/08                                                               125,000                 102,500
7.625%, due 6/30/12                                                                      293,000                 301,790
Intelsat Bermuda Ltd.
8.695%, due 1/15/12                                   (a) (c)                            600,000                 610,500
                                                                                                        -----------------
                                                                                                               1,014,790
                                                                                                        -----------------

Total Foreign Corporate Bonds
   (Cost $11,594,053)                                                                                         10,965,155
                                                                                                        -----------------

Total Long-Term Bonds
 (Cost $139,844,368)                                                                                         137,599,713
                                                                                                        -----------------

                                                                                          SHARES
                                                                                 ----------------
PREFERRED STOCKS 1.0%
MEDIA -- 1.0%
Haights Cross Communication, Inc.
12.875%                                               (b) (g) (h)                          6,286                 374,017
Paxson Communications Corp.
14.25%                                                (b) (i)                                 80                 544,000
Spanish Broadcasting System, Inc.
10.75%, Series B                                      (b)                                    492                 528,144
                                                                                                        -----------------
                                                                                                               1,446,161
                                                                                                        -----------------

Total Preferred Stocks
   (Cost $1,463,461)                                                                                           1,446,161
                                                                                                        -----------------




                                                                                       NUMBER OF
                                                                                        WARRANTS
                                                                                 ----------------
WARRANTS 0.0%                                         ++
MACHINERY -- 0.0%                                     ++
Mueller Holdings, Inc.
Strike Price $0.001
Expire 4/15/14                                        (g) (i)                                235                  84,659
                                                                                                        -----------------

MEDIA -- 0.0%                                          ++
Haights Cross Communication, Inc.
Strike Price $0.001
Expire 12/10/11                                       (g) (h) (i) (k)                          7                       0 (j)
Prefered Class A
Strike Price $0.001
Expire 12/10/11                                       (g) (h) (i) (k)                      6,225                      62
                                                                                                        -----------------
                                                                                                                      62
                                                                                                        -----------------

Total Warrants
   (Total Cost $10,555)                                                                                           84,721
                                                                                                        -----------------






                                                                                          SHARES
                                                                                 ----------------
COMMON STOCKS 0.1%
CHEMICALS -- 0.1%
Huntsman Corp.                                        (i)                                  5,871                 114,778
                                                                                                        -----------------

Total Common Stocks
   (Cost $43,855)                                                                                                114,778
                                                                                                        -----------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT
                                                                                 -----------------------
SHORT-TERM INVESTMENTS 2.6%
COMMERCIAL PAPER -- 0.6%
Rabobank USA Finance Corp.
3.87%, due 10/3/05                                                                       890,000                 889,809
                                                                                                        -----------------
Total Commercial Paper
   (Cost $889,809)                                                                                               889,809
                                                                                                        -----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.0%
Federal Home Loan Bank
3.56%, due 10/3/05                                                                     2,805,000               2,804,445
                                                                                                        -----------------
Total U.S. Government Agency Obligations
   (Cost $2,804,445)                                                                                           2,804,445
                                                                                                        -----------------

Total Short-Term Investments
    (Cost $3,694,254)                                                                                          3,694,254
                                                                                                        -----------------


Total Investments
   (Cost $145,056,493)                                (l)                                   99.1 %           142,939,627

Cash and Other Assets
   Less Liabilities                                                                          0.9               1,271,397
                                                                                 ----------------       -----------------

Net Assets                                                                                 100.0 %          $144,211,024
                                                                                 ================       =================


++   Less than one tenth of a percent.

(a) May be sold to institutional investors only. The total market value of these securities at September 30, 2005 is $44,776,637 which represents 31.0% of the Fund's net assets.
(b) PIK ("Payment in Kind") - Interest or dividend payment is made with additional securities.
(c) Floating/variable rate. Rate shown is the rate in effect at September 30, 2005.
(d) Target Return Index Securities Trust. Static portfolio comprised of 70 bullet High Yield bonds selected from the Lehman Brothers High Yield Index.
(e) 535 Units - each unit reflects $1,000 principal amount of zero coupon Senior Notes plus 1 warrant to aquire 0.6902 shares of common stock at $0.01 per share at a future date.
(f)  Issue in default.
(g) Illiquid security. The total market value of these securities at September 30, 2005 is $374,079, which represents 0.3% of the Fund's net assets.
(h) Restricted security. The total market value of these securities at September 30, 2005 is $374,079, which represents 0.3% of the Fund's net assets.
(i)  Non-income producing security.
(j)  Less than one dollar.
(k) Fair Valued security. The total market value of this security at September 30, 2005 is $62, less than 0.1% of the Fund's net assets.
(l) Aggregate cost for federal income tax purposes is $145,056,513, and net unrealized depreciation is as follows:

       Gross unrealized appreciation                       $       1,690,968
       Gross unrealized depreciation                              (3,807,854)
                                                           -----------------
       Net unrealized depreciation                         $      (2,116,886)
                                                           =================

Restricted Securites held at September 30, 2005:

                                          DATE OF                                         9/30/05      PERCENT OF
                                         ACQUISTION    SHARE AMOUNT        COST            VALUE       NET ASSETS
                                         ----------    ------------   ------------      ----------     ----------
SECURITY

Haights Cross Communications, Inc.
    Preferred Stock
    16.00%, Class B                       1/22/04          6,286          $292,429        $374,017            0.3 %
    Warrants                              1/22/04              7                 0 (a)           0 (a)        0.0 (b)
    Warrants, Preferred Class A           1/22/04          6,225                62              62            0.0 (b)
                                                                      ------------      ----------     ----------
                                                                          $292,491        $374,079            0.3 %
                                                                      ============      ==========     ==========

(a) Less than one dollar.
(b) Less than one tenth of a percent.

BALANCED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS 63.2%

                                                                                  SHARES                      VALUE
                                                                         -------------------------------------------
CONSUMER DISCRETIONARY -- 6.0%
Abercrombie & Fitch Co. Class A                                                    1,064       $             53,040
Adesa, Inc.                                                                          626                     13,835
Advance Auto Parts, Inc.                              (a)                          1,146                     44,327
Aeropostale, Inc.                                     (a)                            126                      2,677
American Eagle Outfitters, Inc.                                                      499                     11,741
American Greetings Corp. Class A                                                     819                     22,441
AnnTaylor Stores, Inc.                                (a)                            109                      2,894
AutoZone, Inc.                                        (a)                            480                     39,960
Barnes & Noble, Inc.                                                                 786                     29,632
Best Buy Co, Inc.                                                                    615                     26,771
Black & Decker Corp.                                                                 178                     14,612
Borders Group, Inc.                                                                  533                     11,817
BorgWarner, Inc.                                                                     122                      6,888
Boyd Gaming Corp.                                                                    154                      6,640
Brinker International, Inc.                           (a)                          1,058                     39,738
Brunswick Corp.                                                                      222                      8,376
Catalina Marketing Corp.                                                             186                      4,230
CBRL Group Inc.                                                                      458                     15,416
Chico's FAS, Inc.                                     (a)                          1,123                     41,326
Circuit City Stores, Inc.                                                            895                     15,358
Coach, Inc.                                           (a)                          2,260                     70,874
Comcast Corp. Class A                                 (a)                             89                      2,615
Corporate Executive Board Co.                                                         59                      4,601
Darden Restaurants, Inc.                                                           1,764                     53,573
Delphi Corp.                                                                       3,532                      9,748
Dillards, Inc. Class A                                                               642                     13,405
Dollar Tree Stores, Inc.                              (a)                            587                     12,709
Eastman Kodak Co.                                                                  1,741                     42,359
Emmis Communciations Corp. Class A                    (a)                            260                      5,743
Federated Department Stores, Inc.                                                  3,217                    215,121
Ford Motor Co.                                                                    22,222                    219,109
Fortune Brands, Inc.                                                                 425                     34,565
Furniture Brands International, Inc.                                                 199                      3,588
Gannett Co., Inc.                                                                  1,269                     87,345
Gap, Inc. (The)                                                                      876                     15,269
General Motors Corp.                                                               4,740                    145,091
Goodyear Tire & Rubber Co. (The)                      (a)                          2,107                     32,848
GTECH Holdings Corp.                                                                 959                     30,746
Harley-Davidson, Inc.                                                                948                     45,921
Harrah's Entertainment, Inc.                                                         865                     56,389
Hasbro, Inc.                                                                         346                      6,799
Hilton Hotels Corp.                                                                3,990                     89,057
HNI Corp.                                                                            201                     12,104
Home Depot, Inc.                                                                   7,768                    296,272
J.C. Penney Co., Inc.                                                              2,817                    133,582
J.M. Smucker Co. (The)                                                               134                      6,504
Jones Apparel Group, Inc.                                                            175                      4,987
Lennar Corp. Class A                                                                 237                     14,163


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
Limited Brands, Inc.                                                               1,165                     23,801
Marriott International, Inc. Class A                                                 718                     45,234
Maytag Corp.                                                                         853                     15,576
McCormick & Co., Inc.                                                                310                     10,115
Media General, Inc. Class A                                                          158                      9,166
Michaels Stores, Inc.                                                              1,412                     46,681
Neiman Marcus Group, Inc. (The) Class A                                              586                     58,571
Newell Rubbermaid, Inc.                                                            3,294                     74,609
Nordstrom, Inc.                                                                    2,388                     81,956
Office Depot, Inc.                                    (a)                          2,334                     69,320
OfficeMax, Inc.                                                                      107                      3,389
Omnicom Group, Inc.                                                                  679                     56,785
O'Reilly Automotive, Inc.                             (a)                            633                     17,838
Pacific Sunwear of California, Inc.                   (a)                            286                      6,132
Payless Shoesource, Inc.                              (a)                            840                     14,616
RadioShack Corp.                                                                     310                      7,688
Reader's Digest Association, Inc.                                                    809                     12,920
Reebok International Ltd.                                                             66                      3,734
Rent-A-Center, Inc.                                   (a)                            532                     10,273
Ruby Tuesday, Inc.                                                                   482                     10,488
Ryland Group, Inc. (The)                                                             281                     19,226
Saks, Inc.                                            (a)                          1,486                     27,491
Sears Holdings Corp.                                  (a)                            659                     81,993
Staples, Inc.                                                                      2,877                     61,338
Starwood Hotels & Resorts Worldwide, Inc.                                            488                     27,899
Target Corp.                                                                       7,603                    394,824
Time Warner, Inc.                                                                  8,588                    155,529
TJX Cos., Inc. (The)                                                               1,741                     35,656
Toll Brothers, Inc.                                   (a)                            928                     41,454
Tupperware Corp.                                                                     429                      9,773
Viacom, Inc. Class B                                                              14,584                    481,418
Visteon Corp.                                                                      1,349                     13,193
Walt Disney Co. (The)                                                              4,406                    106,317
Wendy's International, Inc.                                                          715                     32,282
Whirlpool Corp.                                                                      139                     10,532
Yum! Brands, Inc.                                                                  1,649                     79,828
                                                                                                   -----------------
                                                                                                          4,234,451
                                                                                                   -----------------

CONSUMER STAPLES -- 4.4%
Albertson's, Inc.                                                                  3,099                     79,489
Altria Group, Inc.                                                                 8,229                    606,560
Archer-Daniels-Midland Co.                                                         6,166                    152,054
Clorox Co. (The)                                                                   1,503                     83,477
Coca Cola Co.                                                                      2,444                    105,556
Coca-Cola Enterprises, Inc.                                                          455                      8,873
ConAgra Foods, Inc.                                                                  801                     19,825
Dean Foods Co.                                        (a)                          1,472                     57,202
Education Management Corp.                            (a)                            101                      3,256
Energizer Holdings, Inc.                              (a)                            860                     48,762
General Mills, Inc.                                                                  918                     44,248
Gillette Co. (The)                                                                12,249                    712,892
Kellog Co.                                                                           338                     15,592
Kimberly-Clark Corp.                                                               5,215                    310,449
Kroger Co.                                            (a)                          5,804                    119,504
Pepsi Bottling Group, Inc. (The)                                                   1,383                     39,485
PepsiCo, Inc.                                                                      1,472                     83,477
Public Storage, Inc. (REIT)                           (b)                            361                     24,187
Robert Half International, Inc.                                                      256                      9,111
Safeway, Inc.                                                                      4,334                    110,950
Sensient Technologies Corp.                                                          491                      9,304
SUPERVALU, Inc.                                                                    1,622                     50,477
Tyson Foods, Inc. Class A                                                          1,552                     28,014
UST, Inc.                                                                            993                     41,567
Wal-Mart Stores, Inc.                                                              6,762                    296,311
Whole Foods Market, Inc.                                                             298                     40,066
                                                                                                   -----------------
                                                                                                          3,100,688
                                                                                                   -----------------

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


ENERGY -- 7.7%
Amerada Hess Corp.                                                                   694                     95,425
Anadarko Petroleum Corp.                                                           2,237                    214,193
BJ Services Co.                                                                      487                     17,527
Burlington Resources, Inc.                                                         4,649                    378,057
Chevron Corp.                                                                      4,239                    274,390
ConocoPhillips                                                                    10,179                    711,614
Devon Energy Corp.                                                                 5,729                    393,239
EOG Resources, Inc.                                                                  576                     43,142
Equitable Resources, Inc.                                                            462                     18,046
ExxonMobil Corp.                                                                  22,200                  1,410,588
Forest Oil Corp.                                      (a)                            463                     24,122
Halliburton Co.                                                                    1,026                     70,302
Helmerich & Payne, Inc.                                                              617                     37,261
Kerr-McGee Corp.                                                                   1,592                    154,599
Marathon Oil Corp.                                                                 4,270                    294,331
Newfield Exploration Co.                              (a)                          1,225                     60,148
Occidental Petroleum Corp.                                                         4,777                    408,099
Overseas Shipholding Group, Inc.                                                      54                      3,150
Patterson-UTI Energy, Inc.                                                           667                     24,065
Pioneer Natural Resources Co.                                                        549                     30,151
Plains Exploration & Production Co.                   (a)                            930                     39,823
Pogo Producing Co.                                                                   353                     20,806
Puget Energy, Inc.                                                                   207                      4,860
Sunoco, Inc.                                                                       1,670                    130,594
Transocean, Inc.                                      (a)                          3,256                    199,625
Valero Energy Corp.                                                                2,683                    303,340
Wisconsin Energy Corp.                                                               242                      9,661
XTO Energy, Inc.                                                                     385                     17,448
                                                                                                   -----------------
                                                                                                          5,388,606
                                                                                                   -----------------

FINANCIALS -- 13.2%
ACE, Ltd.                                                                          3,445                    162,156
AFLAC, Inc.                                                                        6,025                    272,933
Allmerica Financial Corp.                             (a)                            198                      8,146
American Express Co.                                                               9,739                    559,408
American Financial Group, Inc.                                                       472                     16,015
American International Group, Inc.                                                 7,724                    478,579
AmeriCredit Corp.                                     (a)                          1,755                     41,892
AmerUs Group Co.                                                                     465                     26,677
Aon Corp.                                                                          3,789                    121,551
Apartment Investment & Management Co. Class A (REIT)  (b)                            435                     16,869
Archstone-Smith Trust (REIT)                          (b)                            454                     18,101
Bank of Hawaii Corp.                                                                 354                     17,424
BB&T Corp.                                                                         3,625                    141,556
Capital One Financial Corp.                                                        2,116                    168,264
Charles Schwab Corp. (The)                                                         1,567                     22,612
Chubb Corp. (The)                                                                  2,047                    183,309
CIT Group, Inc.                                                                    2,522                    113,944
Citigroup, Inc.                                                                   14,191                    645,974


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


Colonial Bancgroup, Inc. (The)                                                       358                      8,019
Comerica, Inc.                                                                     1,750                    103,075
Commerce Bancorp, Inc.                                                               360                     11,048
Compass Bancshares, Inc.                                                             710                     32,539
Countrywide Financial Corp.                                                        4,744                    156,457
Dun & Bradstreet Corp.                                (a)                            241                     15,875
E*Trade Financial Corp.                               (a)                          4,388                     77,229
Eaton Vance Corp.                                                                    608                     15,091
Edwards (A.G.) Inc.                                                                  929                     40,699
Everest Re Group Ltd.                                                                671                     65,691
Federal Home Loan Mortgage Corp.                                                     319                     18,011
Federal National Mortgage Association                                              4,464                    200,076
Federated Investors, Inc.                                                            127                      4,220
First Horizon National Corp.                                                         489                     17,775
Franklin Resources, Inc.                                                             673                     56,505
GATX Corp.                                                                           596                     23,572
Goldman Sachs Group, Inc.                                                            398                     48,389
Hartford Financial Services Group, Inc.                                              861                     66,443
HCC Insurance Holdings, Inc.                                                       1,055                     30,099
Hibernia Corp. Class A                                                               725                     21,779
Highwood Properties, Inc. (REIT)                      (b)                            123                      3,630
Horace Mann Educators Corp.                                                          281                      5,558
Huntington Bancshares, Inc.                                                          467                     10,493
Independence Community Bank Corp.                                                    938                     31,976
IndyMac Bancorp, Inc.                                                                130                      5,145
Investors Financial Services Corp.                                                   106                      3,487
Janus Capital Group, Inc.                                                          1,369                     19,782
JPMorgan Chase & Co.                                                               5,884                    199,644
KeyCorp                                                                            4,256                    137,256
Legg Mason, Inc.                                                                   1,328                    145,668
Lehman Brothers Holdings, Inc.                                                     1,029                    119,858
Loews Corp.                                                                          204                     18,852
MBIA, Inc.                                                                           280                     16,974
MBNA Corp.                                                                        44,180                  1,088,595
Merrill Lynch & Co., Inc.                                                          1,941                    119,080
Metlife, Inc.                                                                      8,775                    437,258
Morgan Stanley & Co.                                                               4,686                    252,763
National City Corp.                                                                5,808                    194,220
Ohio Casualty Corp.                                                                  141                      3,824
Old Republic International Corp.                                                     424                     11,308
PNC Financial Services Group, Inc. (The)                                           1,142                     66,259
Principal Financial Group, Inc.                                                    2,072                     98,151
Progressive Corp. (The)                                                            2,397                    251,134
Protective Life Corp.                                                                697                     28,702
Providian Financial Corp.                             (a)                         17,109                    302,487
Prudential Financial, Inc.                                                         5,529                    373,539
Radian Group, Inc.                                                                   504                     26,762
Regions Financial Corp.                                                              760                     23,651
SAFECO Corp.                                                                         921                     49,163
St. Paul Travelers Cos., Inc. (The)                                                8,122                    364,434
State Street Corp.                                                                 1,375                     67,265
SunTrust Banks, Inc.                                                                 547                     37,989
SVB Financial Group                                   (a)                             53                      2,578
Torchmark Corp.                                                                      216                     11,411
U.S. Bancorp                                                                       2,528                     70,986
Unizan Financial Corp.                                                             1,295                     31,352
UnumProvident Corp.                                                                2,859                     58,610
Wachovia Corp.                                                                       618                     29,411
Webster Financial Corp.                                                              118                      5,305


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

Wells Fargo & Co.                                                                  5,720                    335,020
Wilmington Trust Corp.                                                               606                     22,089
W.R. Berkley Corp.                                                                   901                     35,571
XL Capital Ltd. Class A                                                            1,688                    114,835
Zions Bancorporation                                                                 185                     13,174
                                                                                                   -----------------
                                                                                                          9,273,251
                                                                                                   -----------------

HEALTH CARE -- 8.0%
Abbott Laboratories                                                                  224                      9,498
Aetna, Inc.                                                                        3,526                    303,730
Agilent Technologies, Inc.                            (a)                            745                     24,399
Allergan, Inc.                                                                       298                     27,303
AmerisourceBergen Corp.                                                            1,295                    100,104
Amgen, Inc.                                           (a)                          3,734                    297,488
Applera Corp.- Applied Biosystems Group                                              505                     11,736
Apria Healthcare Group, Inc.                          (a)                            361                     11,520
Barr Pharmaceuticals, Inc.                            (a)                            213                     11,698
Bausch & Lomb, Inc.                                                                  306                     24,688
Baxter International, Inc.                                                         4,174                    166,417
Beckman Coulter, Inc.                                                                128                      6,909
Biogen Idec, Inc.                                     (a)                            410                     16,187
C.R. Bard, Inc.                                                                      238                     15,715
Cardinal Health, Inc.                                                              5,197                    329,698
Caremark Rx, Inc.                                     (a)                          3,417                    170,611
CIGNA Corp.                                                                        1,582                    186,455
Community Health Systems, Inc.                        (a)                            694                     26,934
Coventry Health Care, Inc.                            (a)                            374                     32,171
Cytyc Corp.                                           (a)                            260                      6,981
Edwards Lifesciences Corp.                            (a)                            236                     10,481
Eli Lilly & Co.                                                                    1,749                     93,606
Forest Laboratories, Inc.                             (a)                          2,553                     99,490
Guidant Corp.                                                                        936                     64,481
HCA, Inc.                                                                          5,096                    244,200
Health Net, Inc.                                      (a)                          1,064                     50,348
Hospira, Inc.                                         (a)                            781                     31,998
Humana, Inc.                                          (a)                          1,569                     75,124
Intuitive Surgical, Inc.                              (a)                             80                      5,863
Invitrogen Corp.                                      (a)                            312                     23,472
Johnson & Johnson                                                                  8,816                    557,876
King Pharmaceuticals, Inc.                            (a)                            921                     14,165
Lincare Holdings, Inc.                                (a)                            584                     23,973
Manor Care, Inc.                                                                     118                      4,532
McKesson Corp.                                                                     3,510                    166,550
Medco Health Solutions, Inc.                          (a)                          2,288                    125,451
Merck & Co., Inc.                                                                 14,598                    397,212
Mylan Laboratories, Inc.                                                             197                      3,794
Omnicare, Inc.                                                                       241                     13,551
PacifiCare Health Systems, Inc.                       (a)                            532                     42,443
Patterson Cos, Inc.                                   (a)                            631                     25,259
PerkinElmer, Inc.                                                                    346                      7,048
Pfizer, Inc.                                                                      35,629                    889,656
Techne Corp.                                          (a)                            167                      9,516
Triad Hospitals, Inc.                                 (a)                            838                     37,936
UnitedHealth Group, Inc.                                                          10,029                    563,630
Universal Health Services, Inc. Class B                                              567                     27,006
Varian Medical Systems, Inc.                          (a)                          1,404                     55,472
Vertex Pharmaceuticals, Inc.                          (a)                            374                      8,359
Watson Pharmaceuticals, Inc.                          (a)                            409                     14,973
Wellpoint, Inc.                                       (a)                          1,093                     82,871
Wyeth                                                                              1,206                     55,802
                                                                                                   -----------------
                                                                                                          5,606,380
                                                                                                   -----------------

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

INDUSTRIALS -- 5.8%
Alaska Air Group, Inc.                                (a)                            359                     10,433
Alexander & Baldwin, Inc.                                                            360                     19,166
Allied Waste Industries, Inc.                         (a)                            923                      7,799
Arrow Electronics, Inc.                               (a)                            690                     21,638
Boeing Co. (The)                                                                   6,354                    431,754
Brink's Co. (The)                                                                    248                     10,183
Burlington Northern Santa Fe Corp.                                                 2,599                    155,420
Career Education Corp.                                (a)                            851                     30,262
Cendant Corp.                                                                     12,706                    262,252
CNF, Inc.                                                                            501                     26,303
Cooper Cameron Corp.                                  (a)                             66                      4,879
CSX Corp.                                                                          1,781                     82,781
Cummins, Inc.                                                                        109                      9,591
Dana Corp.                                                                           310                      2,917
Deere & Co.                                                                          571                     34,945
Emerson Electric Co.                                                                 623                     44,731
Equifax, Inc.                                                                      1,588                     55,485
FedEx Corp.                                                                          964                     83,993
General Electric Co.                                                              36,419                  1,226,228
Goodrich Corp.                                                                       904                     40,083
Granite Construction, Inc.                                                            49                      1,874
H&R Block, Inc.                                                                    1,967                     47,169
Harsco Corp.                                                                          93                      6,098
Herman Miller, Inc.                                                                  261                      7,908
Honeywell International, Inc.                                                      3,882                    145,575
Illinois Tool Works, Inc.                                                            314                     25,852
Ingersoll-Rand Co. Class A                                                         1,690                     64,609
Joy Global, Inc.                                                                     122                      6,156
Lockheed Martin Corp.                                                              2,906                    177,382
Masco Corp.                                                                        5,299                    162,573
Navistar International Corp.                          (a)                            149                      4,832
Norfolk Southern Corp.                                                             3,030                    122,897
Parker Hannifin Corp.                                                                275                     17,685
Precision Castparts Corp.                                                          1,558                     82,730
Quanta Services, Inc.                                 (a)                          1,102                     14,062
R.R. Donnelley & Sons Co.                                                            988                     36,625
Raytheon Co.                                                                       1,733                     65,889
Republic Services, Inc.                                                              186                      6,564
Rockwell Collins, Inc.                                                             2,098                    101,375
Ryder System, Inc.                                                                   774                     26,486
Sanmina-SCI Corp.                                     (a)                          2,000                      8,580
SPX Corp.                                                                            155                      7,122
Stericycle, Inc.                                      (a)                            102                      5,829
Swift Transportation Co., Inc.                        (a)                            622                     11,009
Textron, Inc.                                                                        498                     35,717
Thomas & Betts Corp.                                  (a)                             63                      2,168
Union Pacific Corp.                                                                1,202                     86,183
United Parcel Service, Inc. Class B                                                  501                     34,634
United Rentals, Inc.                                  (a)                            906                     17,857
Waste Management, Inc.                                                             5,666                    162,104
Yellow Roadway Corp.                                  (a)                            221                      9,154
York International Corp.                                                              63                      3,532
                                                                                                   -----------------
                                                                                                          4,069,073
                                                                                                   -----------------

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

INFORMATION TECHNOLOGY -- 9.3%
Activision, Inc.                                      (a)                            792                     16,196
Acxiom Corp.                                                                       1,029                     19,263
Advanced Micro Devices, Inc.                          (a)                          2,451                     61,765
Amphenol Corp, Class A                                                               205                      8,270
Apple Computer, Inc.                                  (a)                          5,327                    285,580
Atmel Corp.                                           (a)                            866                      1,784
Autodesk, Inc.                                                                     2,517                    116,889
Avnet, Inc.                                           (a)                          1,326                     32,421
BISYS Group, Inc.                                     (a)                            277                      3,720
BMC Software, Inc.                                    (a)                          2,648                     55,873
Cisco Systems, Inc.                                   (a)                         39,983                    716,895
Citrix Systems, Inc.                                  (a)                            751                     18,880
Cognizant Technology Solutions Corp.                  (a)                            608                     28,327
CommScope, Inc.                                       (a)                             83                      1,439
Computer Sciences Corp.                               (a)                          2,261                    106,968
Compuware Corp.                                       (a)                          3,135                     29,783
Comverse Technology, Inc.                             (a)                            451                     11,848
Corning, Inc.                                         (a)                         14,994                    289,834
CSG Systems International, Inc.                       (a)                            527                     11,441
Dell Inc.                                             (a)                          4,483                    153,319
DST Systems Inc.                                      (a)                            280                     15,352
Fair Isaac Corp.                                                                      98                      4,390
Fairchild Semiconductor International, Inc. Class B   (a)                            271                      4,027
First Data Corp.                                                                   5,090                    203,600
Fiserv, Inc.                                          (a)                            284                     13,027
Freescale Semiconductor, Inc. Class B                 (a)                          4,831                    113,915
Hewlett-Packard Co.                                                               16,665                    486,618
Imation Corp.                                                                        253                     10,846
Intel Corp.                                                                       30,940                    762,671
International Business Machines Corp.                                              9,593                    769,550
Intuit, Inc.                                          (a)                          1,365                     61,166
Knight Ridder, Inc.                                                                  159                      9,330
Lam Research Corp.                                    (a)                            822                     25,046
LSI Logic Corp.                                       (a)                          2,914                     28,703
Macromedia, Inc.                                      (a)                            979                     39,816
McAfee, Inc.                                          (a)                          1,521                     47,790
MEMC Electronic Materials, Inc.                       (a)                            236                      5,378
Mercury Interactive Corp.                             (a)                            384                     15,206
Micron Technology, Inc.                               (a)                          5,990                     79,667
Microsoft Corp.                                                                   30,795                    792,355
National Semiconductor Corp.                                                       4,186                    110,092
NCR Corp.                                             (a)                          1,140                     36,377
Novell, Inc.                                          (a)                          2,303                     17,157
NVIDIA Corp.                                          (a)                          1,017                     34,863
Parametric Technology Corp.                           (a)                          1,201                      8,371
Plexus Corp.                                          (a)                             64                      1,094
Powerwave Technologies, Inc.                          (a)                            762                      9,898
Sabre Holdings Corp. Class A                                                         790                     16,021
Sandisk Corp.                                         (a)                            416                     20,072
Solectron Corp.                                       (a)                         11,667                     45,618
Sun Microsystems, Inc.                                (a)                         19,691                     77,189
Sybase, Inc.                                          (a)                            563                     13,185
Synopsys Inc.                                         (a)                          1,774                     33,529
Teleflex, Inc.                                                                        61                      4,301
Texas Instruments, Inc.                                                           16,124                    546,604
Thermo Electron Corp.                                 (a)                            589                     18,200
Unisys Corp.                                          (a)                          1,376                      9,137
Varian, Inc.                                          (a)                            128                      4,393
Vishay Intertechnology, Inc.                          (a)                            368                      4,398
Western Digital Corp.                                 (a)                          1,601                     20,701
Xerox Corp.                                           (a)                          4,381                     59,801
                                                                                                   -----------------
                                                                                                          6,549,949
                                                                                                   -----------------

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


MATERIALS -- 1.7%
Arch Coal, Inc.                                                                      146                      9,855
Chemtura Corp.                                                                     1,423                     17,674
Dow Chemical Co. (The)                                                             1,800                     75,006
E.I. du Pont de Nemours & Co.                                                      6,666                    261,107
Eastman Chemical Co.                                                                 463                     21,747
FMC Corp.                                             (a)                            303                     17,338
Freeport-McMoran Copper & Gold, Inc.  Class B                                      2,165                    105,197
Georgia-Pacific Corp.                                                              2,729                     92,950
Longview Fibre Co.                                                                   565                     11,012
Louisiana-Pacific Corp.                                                              508                     14,067
Martin Marietta Materials, Inc.                                                      566                     44,408
Meadwestvaco Corp.                                                                 1,575                     43,502
Monsanto Co.                                                                       1,659                    104,102
Nucor Corp.                                                                          720                     42,473
Pactiv Corp.                                          (a)                          1,767                     30,958
Peabody Energy Corp.                                                                 198                     16,701
Phelps Dodge Corp.                                                                 1,166                    151,498
Potlatch Corp.                                                                       356                     18,555
PPG Industries, Inc.                                                                 355                     21,012
Scotts Miracle-Gro Co. Class A                                                        64                      5,628
United States Steel Corp.                                                            932                     39,470
Vulcan Materials Co.                                                               1,215                     90,165
                                                                                                   -----------------
                                                                                                          1,234,425
                                                                                                   -----------------

TELECOMMUNICATION SERVICES -- 3.3%
ADC Telecommunications, Inc.                          (a)                            265                      6,058
Adtran, Inc.                                                                         100                      3,150
AT&T Corp.                                                                        37,347                    739,471
CenturyTel, Inc.                                                                   1,280                     44,774
Ciena Corp.                                           (a)                          1,026                      2,709
Cincinnati Bell, Inc.                                 (a)                          2,923                     12,890
Citizens Communications Co.                                                        1,234                     16,721
Clear Channel Communications, Inc.                                                   818                     26,904
Motorola Inc.                                                                     21,535                    475,708
Qwest Communications International, Inc.              (a)                          6,190                     25,379
Sprint Nextel Corp.                                                               14,195                    337,557
Telephone & Data Systems, Inc.                                                       155                      6,045
Verizon Communications, Inc.                                                      19,014                    621,568
                                                                                                   -----------------
                                                                                                          2,318,934
                                                                                                   -----------------


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


UTILITIES -- 3.8%
AES Corp. (The)                                       (a)                          7,814                    128,384
Allegheny Energy, Inc.                                (a)                          1,557                     47,831
American Electric Power Co, Inc.                                                   4,671                    185,439
Centerpoint Energy, Inc.                                                           1,103                     16,402
Cinergy Corp.                                                                      6,792                    301,633
CMS Energy Corp.                                      (a)                          2,206                     36,289
Consolidated Edison, Inc.                                                            560                     27,188
Constellation Brands, Inc. Class A                    (a)                            449                     11,674
Constellation Energy Group, Inc.                                                     811                     49,958
DPL, Inc.                                                                            777                     21,601
DTE Energy Co.                                                                       405                     18,573
Edison International                                                               3,924                    185,527
El Paso Corp.                                                                        760                     10,564
Entergy Corp.                                                                      1,801                    133,850
FirstEnergy Corp.                                                                  1,923                    100,227
FPL Group, Inc.                                                                      672                     31,987
MDU Resources Group, Inc.                                                            647                     23,066
Nicor, Inc.                                                                          547                     22,990
NiSource, Inc.                                                                       842                     20,419
ONEOK, Inc.                                                                          247                      8,403
PG&E Corp.                                                                         3,616                    141,928
Pinnacle West Capital Corp.                                                          366                     16,133
Public Service Enterprise Group, Inc.                                              9,389                    604,276
Questar Corp.                                                                        499                     43,972
Sierra Pacific Resources                              (a)                          1,506                     22,364
Teco Energy, Inc.                                                                  1,350                     24,327
TXU Corp.                                                                          2,898                    327,126
Westar Energy, Inc.                                                                  195                      4,705
Williams Cos, Inc. (The)                                                           5,207                    130,435
                                                                                                   -----------------
                                                                                                          2,697,271
                                                                                                   -----------------

Total Common Stocks
   (Cost $41,273,285)                                                                                    44,473,028
                                                                                                   -----------------


FIXED INCOME SECURITIES 33.2%
ASSET-BACKED SECURITIES 1.3%
                                                                               PRINCIPAL
                                                                                  AMOUNT
                                                                         ----------------
FINANCIALS --1.3%
Accredited Mortgage Loan Trust
Series 2005-2 Class A2A
3.93%, due 7/25/35                                    (c)(d)           $         198,414                    198,372
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC2 Class A2A
3.92%, due 4/25/36                                    (c)(d)                     105,319                    105,324
Novastar Home Equity Loan
Series 2005-2 Class A2A
3.92%, due 10/25/35                                   (c)(d)                     335,026                    334,995
Soundview Home Equity Loan Trust
Series 2005-2 Class A1
3.93%, due 7/25/35                                    (c)(d)                     256,578                    256,525
                                                                                                   -----------------

Total Asset-Backed Securities
   (Cost $895,337)                                                                                          895,216
                                                                                                   -----------------

CORPORATE BONDS 12.2%
CONSUMER DISCRETIONARY -- 1.6%
AT&T Broadband Corp.
9.455%, due 11/15/22                                                              90,000                    121,211
Cox Communications, Inc.
7.75%, due 11/1/10                                                               290,000                    320,905
DaimlerChrysler North American Holding Corp.
7.30%, due 1/15/12                                                               225,000                    244,345
Office Depot, Inc.
6.25%, due 8/15/13                                                               120,000                    123,713
Tele-Communications, Inc.
9.80%, due 2/1/12                                                                155,000                    190,627
Time Warner, Inc.
7.625%, due 4/15/31                                                              130,000                    152,299
                                                                                                   -----------------
                                                                                                          1,153,100
                                                                                                   -----------------




CONSUMER STAPLES -- 0.3%
Safeway, Inc.
4.95%, due 8/16/10                                                               175,000                    170,956
                                                                                                   -----------------

ENERGY -- 0.9%
Anadarko Finance Corp.
6.75%, due 5/1/11                                                                 75,000                     81,488
Dominion Resources, Inc.
8.125%, due 6/15/10                                                              115,000                    129,634
Kinder Morgan, Inc.
6.50%, due 9/1/12                                                                185,000                    198,053
Pacific Gas & Electric Co.
4.20%, due 3/1/11                                                                130,000                    125,456
Progress Energy, Inc.
7.10%, due 3/1/11                                                                115,000                    125,016
                                                                                                   -----------------
                                                                                                            659,647
                                                                                                   -----------------
FINANCIALS -- 7.2%
Aegon N.V.
4.75%, due 6/1/13                                                                115,000                    112,326
Bank of America Corp.
5.875%, due 2/15/09                                                              165,000                    171,077
Capital One Bank
6.50%, due 6/13/13                                                                80,000                     85,818
Capital One Financial Corp.
6.25%, due 11/15/13                                                               25,000                     26,448
Caterpillar Financial Services Corp.
4.30%, due 6/1/10                                                                150,000                    147,757
CIT Group, Inc.
5.75%, due 9/25/07                                                               385,000                    392,748
Citigroup, Inc.
5.625%, due 8/27/12                                                              370,000                    384,616
Conoco Funding Co.
6.35%, due 10/15/11                                                              170,000                    184,373
Credit Suisse First Boston USA, Inc.
5.125%, due 8/15/15                                                              170,000                    169,390
EOP Operating LP
4.75%, due 3/15/14                                                                80,000                     77,048
7.00%, due 7/15/11                                                               110,000                    120,030
Ford Motor Credit Co.
7.25%, due 10/25/11                                                               90,000                     85,427
7.375%, due 10/28/09                                                             240,000                    231,827
GE Global Insurance Holding Corp.
7.50%, due 6/15/10                                                               185,000                    201,251
General Motors Acceptance Corp.
6.875%, due 9/15/11                                                              140,000                    127,346
7.75%, due 1/19/10                                                                50,000                     48,465
Genworth Financial, Inc.
5.75%, due 6/15/14                                                                50,000                     52,396
Goldman Sachs Group LP
4.50%, due 6/15/10                                                                55,000                     54,124
Goldman Sachs Group, Inc. (The)
5.25%, due 4/1/13                                                                125,000                    126,232
HSBC Finance Corp.
6.75%, due 5/15/11                                                               200,000                    217,524
iStar Financial, Inc.
5.15%, due 3/1/12                                                                145,000                    141,630
5.375%, due 4/15/10                                                               55,000                     55,059
Jefferies Group, Inc.
5.50%, due 3/15/16                                                                60,000                     58,899
7.75%, due 3/15/12                                                                45,000                     50,202




JPMorgan Chase & Co.
5.125%, due 9/15/14                                                              205,000                    204,484
7.125%, due 6/15/09                                                              135,000                    145,565
MBNA America Bank NA
7.125%, due 11/15/12                                                             160,000                    179,858
Merrill Lynch & Co., Inc.
4.79%, due 8/4/10                                                                 95,000                     94,672
Metlife, Inc.
5.50%, due 6/15/14                                                               135,000                    138,704
Residential Capital Corp.
6.375%, due 6/30/10                                   (e)                        180,000                    182,354
Simon Property Group, L.P.
5.10%, due 6/15/15                                                                30,000                     29,406
6.35%, due 8/28/12                                                               145,000                    154,626
6.375%, due 11/15/07                                                             165,000                    169,906
SLM Corp.
4.00%, due 1/15/09                                                                85,000                     83,493
Textron Financial Corp.
4.125%, due 3/3/08                                                               135,000                    133,230
Wachovia Bank NA
4.80%, due 11/1/14                                                               250,000                    245,471
                                                                                                   -----------------
                                                                                                          5,083,782
                                                                                                   -----------------
INDUSTRIALS -- 0.7%
General Electric Co.
5.00%, due 2/1/13                                                                175,000                    176,455
International Lease Finance Corp.
4.875%, due 9/1/10                                                               210,000                    208,972
5.875%, due 5/1/13                                                               100,000                    104,208
                                                                                                   -----------------
                                                                                                            489,635
                                                                                                   -----------------
INFORMATION TECHNOLOGY -- 0.6%
First Data Corp.
5.625%, due 11/1/11                                                              170,000                    176,822
Hewlett-Packard Co.
5.50%, due 7/1/07                                                                190,000                    192,907
6.50%, due 7/1/12                                                                 65,000                     70,436
                                                                                                   -----------------
                                                                                                            440,165
                                                                                                   -----------------
TELECOMMUNICATION SERVICES -- 0.9%
AT&T Wireless Services, Inc.
8.75%, due 3/1/31                                                                 80,000                    107,984
British Telecommunications PLC
8.375%, due 12/15/10                                                             220,000                    254,728
Sprint Capital Corp.
7.625%, due 1/30/11                                                               15,000                     16,785
8.75%, due 3/15/32                                                               190,000                    254,776
                                                                                                   -----------------
                                                                                                            634,273
                                                                                                   -----------------
Total Corporate Bonds
   (Cost $8,698,981)                                                                                      8,631,558
                                                                                                   -----------------

U.S. GOVERNMENT SECURITIES 18.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS 9.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
6.00%, due 11/15/27                                                               51,346                     51,890
                                                                                                   -----------------




FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.2%
4.375%, due 3/15/13                                                            1,545,000                  1,524,900
5.00%, due 10/1/20                              TBA   (f)                        850,000                    847,610
5.50%, due 10/1/35                              TBA   (f)                      2,175,000                  2,173,641
6.00%, due 10/1/35                              TBA   (f)                      1,200,000                  1,219,874
6.50%, due 9/1/33                                                                685,357                    706,538
                                                                                                   -----------------
                                                                                                          6,472,563
                                                                                                   -----------------
Total U.S. Government Agency Obligations
   (Cost $6,546,209)                                                                                      6,524,453
                                                                                                   -----------------

U.S. TREASURY OBLIGATIONS 9.1%
UNITED STATES TREASURY BOND -- 2.0%
5.25%, due 2/15/29                                                             1,310,000                  1,428,053
                                                                                                   -----------------

UNITED STATES TREASURY NOTE -- 5.6%
1.875%, due 1/31/06 - 7/15/13                                                  2,677,502                  2,671,615
4.25%, due 8/15/13                                                             1,290,000                  1,285,565
                                                                                                   -----------------
                                                                                                          3,957,180
                                                                                                   -----------------
UNITED STATES TREASURY STRIPS -- 1.5%
(zero coupon), due 8/15/17                                                     1,760,000                  1,031,930
                                                                                                   -----------------

Total U.S. Treasury Obligations
   (Cost $6,419,810)                                                                                      6,417,163
                                                                                                   -----------------

Total U.S. Government Securities
   (Cost $12,966,019)                                                                                    12,941,616
                                                                                                   -----------------

COLLATERALIZED MORTGAGE OBLIGATIONS 1.3%
FINANCIALS -- 1.3%
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A7
5.317%, due 6/10/36                                                              350,000                    357,554
GS Mortgage Securities Corp.
Series 2005-GG4 Class A4
4.761%, due 7/10/39                                                              300,000                    294,285
Series 2004-GG2 Class A6
5.396%, due 8/10/38                                   (c)                        250,000                    256,815
                                                                                                   -----------------

Total Collateralized Mortgage Obligations
    (Cost $922,727)                                                                                         908,654
                                                                                                   -----------------

Total Fixed Income Securities
    (Cost $23,483,064)                                                                                   23,377,044
                                                                                                   -----------------

                                                                                  SHARES
                                                                         ----------------
INVESTMENT COMPANY 1.3%
CAPITAL MARKETS -- 1.3%
S&P 500 Index-SPDR Trust, Series 1                    (g)                          7,600                    933,888
                                                                                                   -----------------
Total Investment Company
   (Cost $938,607)                                                                                          933,888
                                                                                                   -----------------





                                                                               PRINCIPAL
                                                                                  AMOUNT
                                                                         ----------------
SHORT-TERM INVESTMENTS 4.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.7%
Federal Home Loan Mortgage Corporation
3.57%, due 11/14/05                                   (d)              $       1,735,000                  1,727,430
Federal National Mortgage Association
3.47%, due 10/13/05                                   (d)                        875,000                    873,988
3.48%, due 10/13/05                                   (d)                        660,000                    659,234
                                                                                                   -----------------

Total Short-Term Investments
   (Cost $3,260,652)                                                                                      3,260,652
                                                                                                   -----------------


Total Investments
    (Cost $68,955,608)                                (h)                          102.4 %               72,044,612

Liabilities in Excess of
   Cash and Other Assets                                                            (2.4)                (1,679,369)
                                                                         ----------------          -----------------

Net Assets                                                                         100.0 %              $70,365,243
                                                                         ================          =================

(a)  Non-dividend paying stock.
(b)  REIT -- Real Estate Investment Trust
(c) Floating/variable rate. Rate shown is the rate in effect at September 30, 2005.
(d)  Segregated or partially segregated as collateral for TBAs.
(e) May be sold to institutional investors only. The total market value of these securities at September 30, 2005 is $182,354 which represents 0.3% of the Fund's net assets.
(f) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(g) Exchange Traded Fund - represents a basket of securities that are traded on an exchange
(h) Aggregate cost for federal income tax purposes is $69,193,006, and net unrealized appreciation is as follows:
     Gross unrealized appreciation                            $      4,862,591
     Gross unrealized depreciation                                  (2,010,985)
                                                              ----------------
     Net unrealized appreciation                              $      2,851,606
                                                              ================

EQUITY INVESTMENT FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)

COMMON STOCKS 94.1%
CONSUMER DISCRETIONARY -- 8.8%
                                                                                SHARES                      VALUE
                                                                       -------------------------------------------

Abercrombie & Fitch Co. Class A                                                  3,824                  $ 190,626
Adesa, Inc.                                                                      1,859                     41,084
Advance Auto Parts, Inc.                              (a)                        3,923                    151,722
Aeropostale, Inc.                                     (a)                          264                      5,610
American Eagle Outfitters, Inc.                                                  2,103                     49,484
American Greetings Corp. Class A                                                 2,907                     79,652
AnnTaylor Stores, Inc.                                (a)                          571                     15,160
AutoZone, Inc.                                        (a)                        1,800                    149,850
Barnes & Noble, Inc.                                                             2,719                    102,506
Best Buy Co., Inc.                                                               1,295                     56,371
Black & Decker Corp.                                                               363                     29,799
Borders Group, Inc.                                                              2,014                     44,650
BorgWarner, Inc.                                                                   395                     22,302
Boyd Gaming Corp.                                                                  323                     13,928
Brinker International, Inc.                           (a)                        3,831                    143,892
Brunswick Corp.                                                                    468                     17,658
Catalina Marketing Corp.                                                           686                     15,600
CBRL Group, Inc.                                                                 1,729                     58,198
Chico's FAS, Inc.                                     (a)                        3,821                    140,613
Circuit City Stores, Inc.                                                        2,952                     50,656
Coach, Inc.                                           (a)                        7,806                    244,796
Darden Restaurants, Inc.                                                         6,407                    194,581
Delphi Corp.                                                                    12,958                     35,764
Dillards, Inc. Class A                                                           1,934                     40,382
Dollar Tree Stores, Inc.                              (a)                        2,228                     48,236
Eastman Kodak Co.                                                                6,678                    162,476
Emmis Communications Corp. Class A                    (a)                          990                     21,869
Federated Department Stores, Inc.                                               11,523                    770,543
Ford Motor Co.                                                                  80,463                    793,365
Fortune Brands, Inc.                                                             1,423                    115,733
Furniture Brands International, Inc.                                               671                     12,098
Gannett Co., Inc.                                                                4,724                    325,153
Gap, Inc. (The)                                                                  4,571                     79,673
General Motors Corp.                                                            18,515                    566,744
Goodyear Tire & Rubber Co. (The)                      (a)                        7,519                    117,221
GTECH Holdings Corp.                                                             3,322                    106,503
Harley-Davidson, Inc.                                                            3,033                    146,919
Harrah's Entertainment, Inc.                                                     2,815                    183,510
Hasbro, Inc.                                                                     1,339                     26,311
Hilton Hotels Corp.                                                             13,407                    299,244
HNI Corp.                                                                          685                     41,251
Home Depot, Inc.                                                                23,673                    902,888
J.C. Penney Co., Inc.                                                            9,726                    461,207
Jones Apparel Group, Inc.                                                          847                     24,139
Lennar Corp. Class A                                                             1,143                     68,306
Limited Brands, Inc.                                                             5,767                    117,820
Marriott International, Inc. Class A                                             2,838                    178,794
Maytag Corp.                                                                     3,264                     59,601
Media General, Inc. Class A                                                        558                     32,370
Michaels Stores, Inc.                                                            4,893                    161,763



Neiman Marcus Group, Inc. (The) Class A                                          2,123                    212,194
Newell Rubbermaid, Inc.                                                         12,056                    273,068
Nordstrom, Inc.                                                                  8,860                    304,075
Office Depot, Inc.                                    (a)                        8,782                    260,825
OfficeMax, Inc.                                                                    558                     17,672
Omnicom Group, Inc.                                                              2,910                    243,363
O'Reilly Automotive, Inc.                             (a)                        2,534                     71,408
Pacific Sunwear of California, Inc.                   (a)                          956                     20,497
Payless Shoesource, Inc.                              (a)                        2,913                     50,686
RadioShack Corp.                                                                   652                     16,170
Reader's Digest Association, Inc.                                                3,112                     49,699
Reebok International Ltd.                                                          219                     12,389
Rent-A-Center, Inc.                                   (a)                        2,035                     39,296
Ruby Tuesday, Inc.                                                               1,832                     39,864
Ryland Group, Inc. (The)                                                         1,104                     75,536
Saks, Inc.                                            (a)                        4,985                     92,222
Sears Holdings Corp.                                  (a)                        2,708                    336,929
Staples, Inc.                                                                   11,171                    238,166
Starwood Hotels & Resorts Worldwide, Inc.                                        1,578                     90,214
Target Corp.                                                                    24,531                  1,273,895
Time Warner, Inc.                                                               28,142                    509,652
TJX Cos., Inc. (The)                                                             7,471                    153,006
Toll Brothers, Inc.                                   (a)                        3,521                    157,283
Tupperware Corp.                                                                 1,582                     36,038
Viacom, Inc. Class B                                                            51,683                  1,706,056
Visteon Corp.                                                                    4,922                     48,137
Walt Disney Co. (The)                                                           15,857                    382,629
Wendy's International, Inc.                                                      2,385                    107,683
Whirlpool Corp.                                                                    535                     40,537
Yum! Brands, Inc.                                                                6,658                    322,314
                                                                                                 -----------------
                                                                                                       14,900,124
                                                                                                 -----------------

CONSUMER STAPLES -- 6.4%
Albertson's, Inc.                                                               12,064                    309,442
Altria Group, Inc.                                                              30,040                  2,214,248
Archer-Daniels-Midland Co.                                                      22,042                    543,556
Clorox Co. (The)                                                                 5,374                    298,472
Coca-Cola Co. (The)                                                              8,169                    352,819
Coca-Cola Enterprises, Inc.                                                      2,374                     46,293
ConAgra Foods, Inc.                                                              3,308                     81,873
Constellation Brands, Inc. Class A                    (a)                          944                     24,544
Dean Foods Co.                                        (a)                        5,504                    213,885
General Mills, Inc.                                                              4,301                    207,308
Gillette Co. (The)                                                              40,717                  2,369,729
J.M. Smucker Co. (The)                                                             281                     13,640
Kellog Co.                                                                       1,768                     81,558
Kimberly-Clark Corp.                                                            19,167                  1,141,012
Kroger Co.                                            (a)                       23,324                    480,241
McCormick & Co., Inc.                                                              652                     21,275
Pepsi Bottling Group, Inc. (The)                                                 5,148                    146,975
PepsiCo, Inc.                                                                    4,309                    244,363
Procter & Gamble Co. (The)                                                         285                     16,946
Safeway, Inc.                                                                   16,036                    410,522
Sara Lee Corp.                                                                     212                      4,017
Sensient Technologies Corp.                                                      1,684                     31,912
SUPERVALU, Inc.                                                                  5,941                    184,884
Tyson Foods, Inc. Class A                                                        5,102                     92,091
UST, Inc.                                                                        3,950                    165,347
Wal-Mart Stores, Inc.                                                           23,258                  1,019,166
Whole Foods Market, Inc.                                                           837                    112,535
                                                                                                 -----------------
                                                                                                       10,828,653
                                                                                                 -----------------



ENERGY -- 11.3%
Amerada Hess Corp.                                                               2,416                    332,200
Anadarko Petroleum Corp.                                                         8,026                    768,489
BJ Services Co.                                                                  2,543                     91,523
Burlington Resources, Inc.                                                      16,963                  1,379,431
Chevron Corp.                                                                   14,601                    945,123
ConocoPhillips                                                                  36,086                  2,522,772
Cooper Cameron Corp.                                  (a)                          348                     25,728
Devon Energy Corp.                                                              19,937                  1,368,476
EOG Resources, Inc.                                                              2,261                    169,349
Equitable Resources, Inc.                                                        1,542                     60,231
ExxonMobil Corp.                                                                79,277                  5,037,261
Forest Oil Corp.                                      (a)                        1,742                     90,758
Halliburton Co.                                                                  3,313                    227,007
Helmerich & Payne, Inc.                                                          2,197                    132,677
Kerr-McGee Corp.                                                                 5,081                    493,416
Marathon Oil Corp.                                                              15,551                  1,071,930
Newfield Exploration Co.                              (a)                        4,605                    226,105
Occidental Petroleum Corp.                                                      16,842                  1,438,812
Overseas Shipholding Group, Inc.                                                   234                     13,649
Patterson-UTI Energy, Inc.                                                       2,161                     77,969
Pioneer Natural Resources Co.                                                    2,296                    126,096
Plains Exploration & Production Co.                   (a)                        3,379                    144,689
Pogo Producing Co.                                                               1,247                     73,498
Sunoco, Inc.                                                                     6,067                    474,439
Transocean, Inc.                                      (a)                       10,748                    658,960
Valero Energy Corp.                                                             10,048                  1,136,027
XTO Energy, Inc.                                                                 1,256                     56,922
                                                                                                 -----------------
                                                                                                       19,143,537
                                                                                                 -----------------

FINANCIALS -- 19.8%
A.G. Edwards, Inc.                                                               3,383                    148,209
ACE, Ltd.                                                                       12,616                    593,835
AFLAC, Inc.                                                                     22,015                    997,279
Allmerica Financial Corp.                             (a)                          849                     34,928
American Express Co.                                                            35,296                  2,027,402
American Financial Group, Inc.                                                   1,558                     52,863
American International Group, Inc.                                              25,771                  1,596,771
AmeriCredit Corp.                                     (a)                        6,358                    151,765
AmerUs Group Co.                                                                 1,690                     96,955
AON Corp.                                                                       13,986                    448,671
Apartment Investment & Management Co.  Class A (REIT) (b)                        1,410                     54,680
Archstone-Smith Trust (REIT)                          (b)                        1,478                     58,928
Bank of Hawaii Corp.                                                             1,257                     61,870
Bank of New York Co., Inc. (The)                                                   209                      6,147
BB&T Corp.                                                                      11,074                    432,440
Capital One Financial Corp.                                                      7,204                    572,862
Charles Schwab Corp. (The)                                                       8,181                    118,052
Chubb Corp. (The)                                                                6,907                    618,522
CIT Group, Inc.                                                                  9,208                    416,017
Citigroup, Inc.                                                                 50,267                  2,288,154
Colonial BancGroup, Inc. (The)                                                   1,260                     28,224
Comerica, Inc.                                                                   6,101                    359,349
Commerce Bancorp, Inc.                                                           1,194                     36,644





Compass Bancshares, Inc.                                                         2,513                    115,171
Countrywide Financial Corp.                                                     17,990                    593,310
Dun & Bradstreet Corp.                                (a)                        1,069                     70,415
E*Trade Financial Corp.                               (a)                       16,250                    286,000
Eaton Vance Corp.                                                                2,062                     51,179
Everest Re Group Ltd.                                                            2,469                    241,715
Federal Home Loan Mortgage Corp.                                                 1,668                     94,175
Federal National Mortgage Association                                           16,569                    742,623
Federated Investors, Inc. Class B                                                  667                     22,164
First Horizon National Corp.                                                     1,985                     72,155
Franklin Resources, Inc.                                                         2,803                    235,340
GATX Corp.                                                                       2,100                     83,055
Goldman Sachs Group, Inc.                                                        2,077                    252,522
Hartford Financial Services Group, Inc.                                          3,534                    272,719
HCC Insurance Holdings, Inc.                                                     3,681                    105,019
Hibernia Corp. Class A                                                           2,313                     69,483
Highwood Properties, Inc. (REIT)                      (b)                          257                      7,584
Horace Mann Educators Corp.                                                        858                     16,971
Huntington Bancshares, Inc.                                                      2,280                     51,232
Independence Community Bank Corp.                                                3,380                    115,224
IndyMac Bancorp, Inc.                                                              501                     19,830
Investors Financial Services Corp.                                                 512                     16,845
Janus Capital Group, Inc.                                                        4,711                     68,074
JPMorgan Chase & Co.                                                            19,731                    669,473
KeyCorp.                                                                        14,842                    478,654
LaBranche & Co., Inc.                                 (a)                          473                      4,110
Legg Mason, Inc.                                                                 4,799                    526,402
Lehman Brothers Holdings, Inc.                                                   4,152                    483,625
Loews Corp.                                                                      1,068                     98,694
MBIA, Inc.                                                                       1,081                     65,530
MBNA Corp.                                                                     162,220                  3,997,101
Merrill Lynch & Co., Inc.                                                        7,513                    460,923
Metlife, Inc.                                                                   31,084                  1,548,916
Morgan Stanley Co.                                                              16,473                    888,554
National City Corp.                                                             21,532                    720,030
Old Republic International Corp.                                                 1,254                     33,444
PNC Financial Services Group, Inc. (The)                                         3,867                    224,363
Principal Financial Group, Inc.                                                  7,903                    374,365
Progressive Corp. (The)                                                          8,758                    917,576
Protective Life Corp.                                                            2,537                    104,474
Providian Financial Corp.                             (a)                       64,230                  1,135,586
Prudential Financial, Inc.                                                      18,187                  1,228,714
Public Storage, Inc. (REIT)                           (b)                        1,149                     76,983
Radian Group, Inc.                                                               1,775                     94,252
Regions Financial Corp.                                                          3,665                    114,055
SAFECO Corp.                                                                     3,143                    167,773
St. Paul Travelers Cos., Inc. (The)                                             29,616                  1,328,870
State Street Corp.                                                               5,351                    261,771
SunTrust Banks, Inc.                                                             2,854                    198,210
SVB Financial Group                                   (a)                          278                     13,522
Torchmark Corp.                                                                    833                     44,007
U.S. Bancorp                                                                    10,686                    300,063
Unizan Financial Corp.                                                           4,492                    108,751
UnumProvident Corp.                                                             10,737                    220,108
Wachovia Corp.                                                                   1,698                     80,808
Webster Financial Corp.                                                            402                     18,074
Wells Fargo & Co.                                                               20,374                  1,193,305
Wilmington Trust Corp.                                                           1,855                     67,615
W.R. Berkley Corp.                                                               3,365                    132,850
XL Capital Ltd. Class A                                                          6,137                    417,500
Zions Bancorporation                                                               715                     50,915
                                                                                                 -----------------
                                                                                                       33,653,338
                                                                                                 -----------------



HEALTH CARE -- 11.8%
Abbott Laboratories                                                                840                     35,616
Aetna, Inc.                                                                     12,840                  1,106,038
Agilent Technologies, Inc.                            (a)                        3,889                    127,365
Allergan, Inc.                                                                     628                     57,537
AmerisourceBergen Corp.                                                          4,631                    357,976
Amgen, Inc.                                           (a)                       11,040                    879,557
Applera Corp.- Applied Biosystems Group                                          2,004                     46,573
Apria Healthcare Group, Inc.                          (a)                        1,407                     44,897
Barr Pharmaceuticals, Inc.                            (a)                          749                     41,135
Bausch & Lomb, Inc.                                                              1,071                     86,408
Baxter International, Inc.                                                      16,328                    650,997
Beckman Coulter, Inc.                                                              495                     26,720
Biogen Idec, Inc.                                     (a)                        1,343                     53,022
C.R. Bard, Inc.                                                                    780                     51,503
Cardinal Health, Inc.                                                           18,928                  1,200,792
Caremark Rx, Inc.                                     (a)                       12,771                    637,656
CIGNA Corp.                                                                      5,745                    677,106
Community Health Systems, Inc.                        (a)                        2,650                    102,846
Coventry Health Care, Inc.                            (a)                        1,703                    146,492
Cytyc Corp.                                           (a)                          546                     14,660
Edwards Lifesciences Corp.                            (a)                          956                     42,456
Eli Lilly & Co.                                                                  6,065                    324,599
Forest Laboratories, Inc.                             (a)                        9,730                    379,178
Genzyme Corp.                                         (a)                           70                      5,015
Guidant Corp.                                                                    2,954                    203,501
HCA, Inc.                                                                       18,470                    885,082
Health Net, Inc.                                      (a)                        3,934                    186,157
Hospira, Inc.                                         (a)                        2,710                    111,029
Humana, Inc.                                          (a)                        5,824                    278,853
Intuitive Surgical, Inc.                              (a)                          166                     12,166
Invitrogen Corp.                                      (a)                        1,244                     93,586
Johnson & Johnson                                                               30,700                  1,942,696
King Pharmaceuticals, Inc.                            (a)                        3,073                     47,263
Lincare Holdings, Inc.                                (a)                        2,424                     99,505
Manor Care, Inc.                                                                   620                     23,814
McKesson Corp.                                                                  11,914                    565,319
Medco Health Solutions, Inc.                          (a)                        8,577                    470,277
Merck & Co., Inc.                                                               52,507                  1,428,715
Mylan Laboratories, Inc.                                                           667                     12,846
Omnicare, Inc.                                                                     505                     28,396
PacifiCare Health Systems, Inc.                       (a)                        2,079                    165,863
Patterson Cos., Inc.                                  (a)                        2,124                     85,024
PerkinElmer, Inc.                                                                1,311                     26,705
Pfizer, Inc.                                                                   128,105                  3,198,782
Techne Corp.                                          (a)                          489                     27,863
Triad Hospitals, Inc.                                 (a)                        2,911                    131,781
UnitedHealth Group, Inc.                                                        35,446                  1,992,065
Universal Health Services, Inc. Class B                                          2,110                    100,499
Varian Medical Systems, Inc.                          (a)                        4,798                    189,569
Vertex Pharmaceuticals, Inc.                          (a)                        1,381                     30,865
Watson Pharmaceuticals, Inc.                          (a)                        1,710                     62,603
Wellpoint, Inc.                                       (a)                        3,371                    255,589
Wyeth                                                                            3,947                    182,628
                                                                                                 -----------------
                                                                                                       19,935,185
                                                                                                 -----------------



INDUSTRIALS -- 6.9%
Alaska Air Group, Inc.                                (a)                        1,119                     32,518
Alexander & Baldwin, Inc.                                                        1,187                     63,196
Allied Waste Industries, Inc.                         (a)                        2,925                     24,716
Brink's Co. (The)                                                                  690                     28,331
Burlington Northern Santa Fe Corp.                                               7,653                    457,649
Career Education Corp.                                (a)                        3,210                    114,148
Cendant Corp.                                                                   46,334                    956,334
CNF, Inc.                                                                        2,004                    105,210
Corporate Executive Board Co.                                                      313                     24,408
CSX Corp.                                                                        6,186                    287,525
Cummins, Inc.                                                                      209                     18,390
Dana Corp.                                                                       1,196                     11,254
Deere & Co.                                                                      1,980                    121,176
Education Management Corp.                            (a)                          528                     17,023
Equifax, Inc.                                                                    5,850                    204,399
FedEx Corp.                                                                      4,778                    416,307
General Electric Co.                                                           129,349                  4,355,181
Granite Construction, Inc.                                                         258                      9,866
H&R Block, Inc.                                                                  6,803                    163,136
Harsco Corp.                                                                       310                     20,327
Herman Miller, Inc.                                                              1,117                     33,845
Illinois Tool Works, Inc.                                                        1,643                    135,268
Ingersoll-Rand Co. Class A                                                       4,288                    163,930
Joy Global, Inc.                                                                   638                     32,193
Knight Ridder, Inc.                                                                333                     19,540
Lockheed Martin Corp.                                                           10,906                    665,702
Masco Corp.                                                                     19,094                    585,804
Navistar International Corp.                          (a)                          493                     15,988
Norfolk Southern Corp.                                                          10,670                    432,775
Parker Hannifin Corp.                                                              578                     37,171
Precision Castparts Corp.                                                        5,827                    309,414
Quanta Services, Inc.                                 (a)                        3,776                     48,182
R.R. Donnelley & Sons Co.                                                        3,330                    123,443
Raytheon Co.                                                                     7,010                    266,520
Republic Services, Inc.                                                            974                     34,372
Robert Half International, Inc.                                                  1,337                     47,584
Ryder System, Inc.                                                               2,768                     94,721
SPX Corp.                                                                          598                     27,478
Stericycle, Inc.                                      (a)                          213                     12,173
Swift Transportation Co., Inc.                        (a)                        2,222                     39,329
Union Pacific Corp.                                                              3,979                    285,294
United Parcel Service, Inc. Class B                                              1,623                    112,198
United Rentals, Inc.                                  (a)                        3,106                     61,219
Waste Management, Inc.                                                          22,010                    629,706
Yellow Roadway Corp.                                  (a)                          760                     31,479
York International Corp.                                                           329                     18,447
                                                                                                 -----------------
                                                                                                       11,694,869
                                                                                                 -----------------

INFORMATION TECHNOLOGY -- 16.8%
Activision, Inc.                                      (a)                        2,565                     52,454
Acxiom Corp.                                                                     3,659                     68,496
Advanced Micro Devices, Inc.                          (a)                        8,715                    219,618
Amphenol Corp, Class A                                                             720                     29,045
Apple Computer, Inc.                                  (a)                       18,366                    984,601
Arrow Electronics, Inc.                               (a)                        2,441                     76,550
Atmel Corp.                                           (a)                        2,810                      5,789
Autodesk, Inc.                                                                   9,134                    424,183
Avnet, Inc.                                           (a)                        4,928                    120,490


BISYS Group, Inc.                                     (a)                          918                     12,329
BMC Software, Inc.                                    (a)                        9,618                    202,940
Boeing Co. (The)                                                                23,655                  1,607,357
Cisco Systems, Inc.                                   (a)                      143,503                  2,573,009
Citrix Systems, Inc.                                  (a)                        2,625                     65,992
Cognizant Technology Solutions Corp.                  (a)                        1,669                     77,759
CommScope, Inc.                                       (a)                          437                      7,578
Computer Sciences Corp.                               (a)                        8,233                    389,503
Compuware Corp.                                       (a)                       10,336                     98,192
Comverse Technology, Inc.                             (a)                        1,447                     38,013
Corning, Inc.                                         (a)                       55,605                  1,074,845
CSG Systems International, Inc.                       (a)                        1,812                     39,339
Dell, Inc.                                            (a)                       18,461                    631,366
DST Systems, Inc.                                     (a)                          914                     50,115
Emerson Electric Co.                                                             3,254                    233,637
Energizer Holdings, Inc.                              (a)                        3,112                    176,450
Fair Isaac Corp.                                                                   511                     22,893
Fairchild Semiconductor International, Inc.           (a)                          928                     13,790
First Data Corp.                                                                18,621                    744,840
Fiserv, Inc.                                          (a)                        1,484                     68,071
Freescale Semiconductor, Inc. Class B                 (a)                       17,571                    414,324
Goodrich Corp.                                                                   3,449                    152,929
Hewlett-Packard Co.                                                             61,811                  1,804,881
Honeywell International, Inc.                                                   10,849                    406,837
Imation Corp.                                                                      962                     41,241
Intel Corp.                                                                    110,565                  2,725,427
International Business Machines Corp.                                           34,568                  2,773,045
Intuit, Inc.                                          (a)                        5,714                    256,044
Lam Research Corp.                                    (a)                        3,223                     98,205
LSI Logic Corp.                                       (a)                       11,103                    109,365
Macromedia, Inc.                                      (a)                        5,583                    227,061
McAfee, Inc.                                          (a)                        5,713                    179,502
MEMC Electronic Materials, Inc.                       (a)                        1,234                     28,123
Mercury Interactive Corp.                             (a)                        1,323                     52,391
Micron Technology, Inc.                               (a)                       20,964                    278,821
Microsoft Corp.                                                                113,038                  2,908,468
Motorola, Inc.                                                                  71,691                  1,583,654
National Semiconductor Corp.                                                    14,582                    383,507
NCR Corp.                                             (a)                        4,352                    138,872
Novell, Inc.                                          (a)                        7,682                     57,231
NVIDIA Corp.                                          (a)                        3,350                    114,838
Parametric Technology Corp.                           (a)                        4,060                     28,298
Plexus Corp.                                          (a)                          334                      5,708
Powerwave Technologies, Inc.                          (a)                        2,928                     38,035
Qualcomm, Inc.                                                                      62                      2,774
Rockwell Collins, Inc.                                                           7,692                    371,677
Sabre Holdings Corp. Class A                                                     3,149                     63,862
Sandisk Corp.                                         (a)                          874                     42,171
Sanmina-SCI Corp.                                     (a)                        6,676                     28,640
Solectron Corp.                                       (a)                       42,242                    165,166
Sun Microsystems, Inc.                                (a)                       76,678                    300,578
Sybase, Inc.                                          (a)                        1,960                     45,903
Synopsys, Inc.                                        (a)                        6,396                    120,884
Teleflex, Inc.                                                                     323                     22,772
Texas Instruments, Inc.                                                         51,915                  1,759,919
Textron, Inc.                                                                    1,997                    143,225
Thermo Electron Corp.                                 (a)                        2,517                     77,775
Thomas & Betts Corp.                                  (a)                          207                      7,123
Unisys Corp.                                          (a)                        3,647                     24,216
Varian, Inc.                                          (a)                          525                     18,018
Vishay Intertechnology, Inc.                          (a)                        1,202                     14,364
Western Digital Corp.                                 (a)                        6,101                     78,886
Xerox Corp.                                           (a)                       14,775                    201,679
                                                                                                 -----------------
                                                                                                       28,405,683
                                                                                                 -----------------





MATERIALS -- 2.6%
Arch Coal, Inc.                                                                    513                     34,628
Chemtura Corp.                                                                   4,768                     59,219
Dow Chemical Co. (The)                                                           5,565                    231,894
E.I. du Pont de Nemours & Co.                                                   24,750                    969,458
Eastman Chemical Co.                                                             1,762                     82,761
FMC Corp.                                             (a)                        1,148                     65,689
Freeport-McMoran Copper & Gold, Inc.  Class B                                    7,885                    383,132
Georgia-Pacific Corp.                                                            9,111                    310,321
Longview Fibre Co.                                                               1,771                     34,517
Louisiana-Pacific Corp.                                                          1,440                     39,874
Martin Marietta Materials, Inc.                                                  2,048                    160,686
MeadWestvaco Corp.                                                               5,438                    150,198
Monsanto Co.                                                                     6,170                    387,168
Nucor Corp.                                                                      2,463                    145,292
Pactiv Corp.                                          (a)                        6,344                    111,147
Peabody Energy Corp.                                                             1,033                     87,134
Phelps Dodge Corp.                                                               4,194                    544,926
Potlatch Corp.                                                                   1,279                     66,661
PPG Industries, Inc.                                                               933                     55,224
Scotts Miracle-Gro Co. Class A                                                     226                     19,872
United States Steel Corp.                                                        3,190                    135,097
Vulcan Materials Co.                                                             4,472                    331,867
                                                                                                 -----------------
                                                                                                        4,406,765
                                                                                                 -----------------

TELECOMMUNICATION SERVICES -- 3.9%
ADC Telecommunications, Inc.                          (a)                          556                     12,710
Adtran, Inc.                                                                       526                     16,569
AT&T Corp.                                                                     133,960                  2,652,408
CenturyTel, Inc.                                                                 4,718                    165,036
Cincinnati Bell, Inc.                                 (a)                       10,716                     47,258
Citizens Communications Co.                                                      5,142                     69,674
Clear Channel Communications, Inc.                                               4,271                    140,473
Qwest Communications International, Inc.              (a)                       19,985                     81,939
Sprint Nextel Corp.                                                             52,698                  1,253,158
Telephone & Data Systems, Inc.                                                     808                     31,512
Verizon Communications, Inc.                                                    68,568                  2,241,488
                                                                                                 -----------------
                                                                                                        6,712,225
                                                                                                 -----------------

UTILITIES -- 5.8%
AES Corp. (The)                                       (a)                       28,574                    469,471
Allegheny Energy, Inc.                                (a)                        5,404                    166,011
American Electric Power Co., Inc.                                               17,007                    675,178
Centerpoint Energy, Inc.                                                         3,757                     55,867
Cinergy Corp.                                                                   25,706                  1,141,603
CMS Energy Corp.                                      (a)                        7,666                    126,106
Consolidated Edison, Inc.                                                        1,943                     94,333
Constellation Energy Group, Inc.                                                 2,629                    161,946
DPL, Inc.                                                                        2,939                     81,704
DTE Energy Co.                                                                   1,399                     64,158
Edison International                                                            14,354                    678,657
El Paso Corp.                                                                    3,747                     52,083



Entergy Corp.                                                                    5,877                    436,779
Exelon Corp.                                                                       134                      7,161
FirstEnergy Corp.                                                                6,786                    353,686
FPL Group, Inc.                                                                  2,734                    130,138
MDU Resources Group, Inc.                                                        2,840                    101,246
Nicor, Inc.                                                                      1,946                     81,790
NiSource, Inc.                                                                   3,654                     88,610
PG&E Corp.                                                                      13,489                    529,443
Pinnacle West Capital Corp.                                                      1,334                     58,803
Public Service Enterprise Group, Inc.                                           33,841                  2,178,007
Puget Energy, Inc.                                                                 798                     18,737
Questar Corp.                                                                    1,703                    150,068
Sierra Pacific Resources                              (a)                        5,704                     84,704
TECO Energy. Inc.                                                                4,742                     85,451
TXU Corp.                                                                       10,563                  1,192,351
Westar Energy, Inc.                                                                645                     15,564
Williams Cos, Inc. (The)                                                        18,892                    473,245
Wisconsin Energy Corp.                                                             934                     37,285
                                                                                                 -----------------
                                                                                                        9,790,185
                                                                                                 -----------------

Total Common Stocks
   (Cost $148,179,349)                                                                                159,470,564
                                                                                                 -----------------


INVESTMENT COMPANY 3.2%
CAPITAL MARKETS -- 3.2%
S&P 500 Index-SPDR Trust, Series 1                    (c)                       44,469                  5,464,351
                                                                                                 -----------------

Total Investment Company                                                                                5,464,351
                                                                                                 -----------------
    (Cost $5,420,099)


Total Investments
   (Cost $153,599,448)                                (d)                         97.3 %              164,934,915

Cash and Other Assets,
     Less Liabilities                                                              2.7                  4,490,969
                                                                       ----------------          -----------------

Net Assets                                                                       100.0 %             $169,425,884
                                                                       ================          =================

(a)  Non-dividend paying stock.
(b)  REIT- Real Estate Investment Trust
(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d) Aggregate cost for federal income tax purposes is $155,025,328, and net unrealized appreciation is as follows:
         Gross unrealized appreciation                   $      16,221,372
         Gross unrealized depreciation                          (6,311,785)
                                                           ----------------
         Net unrealized appreciation                     $       9,909,587
                                                           ================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3.  EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MCMORGAN FUNDS

By:      /s/ Mark R. Taylor
         ----------------------------------------------
         MARK R. TAYLOR
             President and Principal Executive Officer


Date:       November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ Mark R. Taylor
         ----------------------------------------------
         MARK R. TAYLOR
             President and Principal Executive Officer

Date:      November 22, 2005

By:      /s/ Jeffrey J. Gaboury
         ----------------------------------------------
         JEFFREY J. GABOURY
             Treasurer and Principal Financial Officer

Date:      November 22, 2005

                                  CERTIFICATION


I, Mark R. Taylor, President and Principal Executive Officer of McMorgan Funds, certify that:

1.   I have reviewed this report on Form N-Q of McMorgan Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and


     b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



                                             By:   /s/ Mark R. Taylor
                                                   -----------------------------
                                                   Mark R. Taylor
                                                   President and Principal
                                                   Executive Officer

                                             Date: November 22, 2005

                                  CERTIFICATION


I, Jeffrey J. Gaboury, Treasurer and Principal Financial Officer of McMorgan Funds, certify that:

1.   I have reviewed this report on Form N-Q of McMorgan Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



                                             By:   /s/ Jeffrey J. Gaboury
                                                   ----------------------------
                                                   Jeffrey J. Gaboury
                                                   Treasurer and
                                                   Principal Financial Officer

                                             Date: November 22, 2005